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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-02729

                          Short-Term Investments Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 06/30/08

Item 1.  Schedule of Investments.

                        Tax-Free Cash Reserve Portfolio
             Quarterly Schedule of Portfolio Holdings June 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            TFIT-QTR-1 06/08           Invesco Aim Advisors, Inc.

TAX-FREE CASH RESERVE PORTFOLIO

SCHEDULE OF INVESTMENTS
June 30, 2008
(Unaudited)

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--97.84%

ALABAMA--0.37%

   Greater Montgomery Educational Building Authority (The Saint James School);
      Series 2003-A, VRD RB (LOC-Regions Bank) (a)(b)                                  1.60%   06/01/23  $     260  $      260,000
----------------------------------------------------------------------------------------------------------------------------------
   Gulf Shores (City of) Medical Clinic Board (Colonial Pinnacle MOB, LLC); Series
      2007, VRD RB (LOC-Regions Bank) (a)(b)                                           1.65%   07/01/34      2,100       2,100,000
----------------------------------------------------------------------------------------------------------------------------------
   Huntsville (City of); Series 2002 G, Unlimited Tax VRD GO Wts. (LOC-Regions
      Bank) (a)(b)                                                                     1.58%   07/01/22      1,420       1,420,000
----------------------------------------------------------------------------------------------------------------------------------
   Mobile (City of) Downtown Redevelopment Authority (Lafayette Plaza Hotel);
      Series 2007-A, VRD RB (LOC-Regions Bank) (a)(b)                                  1.59%   05/01/32      6,360       6,360,000
----------------------------------------------------------------------------------------------------------------------------------
   Tuscaloosa (City of) Health Care Authority (Pine Valley); Series 2004, Ref.
      Retirement Center VRD RB (LOC-Royal Bank of Canada) (a)(b)(c)                    1.65%   09/01/14      2,715       2,715,000
==================================================================================================================================
                                                                                                                        12,855,000
==================================================================================================================================

ALASKA--0.19%

   Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.); Series 1999 D, VRD
      RB (b)(d)(e)                                                                     2.61%   06/01/49      6,600       6,600,000
==================================================================================================================================

ARIZONA--0.55%

   Casa Grande (City of) Industrial Development Authority (Center Park
      Apartments); Series 2001 A, Ref. MFH VRD IDR (CEP-Federal National Mortgage
      Association) (b)                                                                 1.58%   06/15/31      2,010       2,010,000
----------------------------------------------------------------------------------------------------------------------------------
   Casa Grande (City of) Industrial Development Authority (Quail Gardens
      Apartments); Series 2001 A, Ref. MFH VRD IDR (CEP-Federal National Mortgage
      Association) (b)                                                                 1.58%   06/15/31      1,885       1,885,000
----------------------------------------------------------------------------------------------------------------------------------
   Phoenix (City of) Civic Improvement Corp.; Series 2004 A, Ref. Sr. Lien
      Wastewater System VRD RB (b)                                                     7.75%   07/01/23      9,800       9,800,000
----------------------------------------------------------------------------------------------------------------------------------
   Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series
      1994, Ref. MFH VRD IDR (CEP-Federal Home Loan Bank of San Francisco) (b)         1.60%   10/01/25      5,460       5,460,000
==================================================================================================================================
                                                                                                                        19,155,000
==================================================================================================================================

COLORADO--5.12%

   Colorado (State of) Educational & Cultural Facilities Authority (Community
      Wireless of Park City, Inc.); Series 2003, Public Radio VRD RB (LOC-U.S.
      Bank, N.A.) (a)(b)                                                               1.60%   12/01/23        600         600,000
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Fremont
      Christian School, LLC); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)         1.50%   06/01/38      8,305       8,305,000
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (National
      Jewish Federation Bond Program);
      Series 2003 A-1, VRD RB (LOC-Bank of America, N.A.) (a)(b)                       1.70%   09/01/33      8,510       8,510,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A-6, VRD RB (LOC-Bank of America, N.A.) (a)(b)                       1.70%   02/01/25      5,105       5,105,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A-7, VRD RB (LOC-Bank of America, N.A.) (a)(b)                       1.70%   07/01/29      4,900       4,900,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A-8, VRD RB (LOC-Bank of America, N.A.) (a)(b)                       1.70%   09/01/35      7,570       7,570,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A-9, VRD RB (LOC-Bank of America, N.A.) (a)(b)                       1.70%   09/01/36      7,000       7,000,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 D-1, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                   1.70%   07/01/36      7,780       7,780,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 D-2, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                   1.70%   05/01/37      2,400       2,400,000
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Southeastern
      Baptist Theological Seminary); Series 2005, VRD RB (LOC-Branch Banking &
      Trust Co.) (a)(b)                                                                1.61%   03/01/25      8,275       8,275,000
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (The
      Presentation School, Inc.); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)     1.53%   12/01/36      7,250       7,250,000
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Trinity School
      of Durham and Chapel Hill); Series 2006, VRD RB (LOC-Branch Banking & Trust
      Co.) (a)(b)                                                                      1.61%   09/01/26      5,300       5,300,000
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Wesleyan
      Christian Academy); Series 2007, VRD RB (LOC-Branch Banking & Trust Co.)
      (a)(b)                                                                           1.61%   05/01/32      8,145       8,145,000
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004
      A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)                                    1.62%   04/01/24      1,200       1,200,000
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Health Facilities Authority (Bethesda Adult Communities);
      Series 2008 A, VRD RB (LOC-Bank of America, N.A.) (a)(b)                         1.50%   08/15/34     10,740      10,740,000
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A,
      VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                                              1.60%   11/01/28      2,500       2,500,000
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Health Facilities Authority (National Jewish Medical and
      Research Center); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)     1.55%   01/01/35     10,500      10,500,000
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
COLORADO--(CONTINUED)

   Colorado (State of) Housing & Finance Authority; Series 2005 B-2 Class I,
      Single Family Mortgage VRD RB (b)                                                1.57%   05/01/34  $   5,000  $    5,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Cornerstar (Metropolitan District of); Series 2007, Special VRD RB (LOC-Banco
      Bilbao Vizcaya Argentaria, S.A.) (a)(b)(c)                                       1.63%   12/01/37      9,200       9,200,000
----------------------------------------------------------------------------------------------------------------------------------
   Eagle Tax-Exempt Trust (Regional Transportation District (FasTracks)); Series
      2006-0120 A, Sales Tax VRD COP RB (b)(d)(e)                                      1.61%   11/01/36      2,000       2,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Eaglebend Affordable Housing Corp.; Series 2006 A, Ref. MFH VRD RB (LOC-U.S.
      Bank, N.A.) (a)(b)                                                               1.60%   07/01/21      4,880       4,880,000
----------------------------------------------------------------------------------------------------------------------------------
   Lowry Economic Redevelopment Authority; Series 2002 A, Ref. VRD RB (LOC-BNP
      Paribas) (a)(b)(c)                                                               1.55%   12/01/20      4,520       4,520,000
----------------------------------------------------------------------------------------------------------------------------------
   Park 70 Metropolitan District; Series 2008, Limited Tax Convertible to
      Unlimited Tax VRD GO (LOC-U.S. Bank, N.A.) (a)(b)                                1.80%   12/01/37      4,050       4,050,000
----------------------------------------------------------------------------------------------------------------------------------
   Pueblo (County of) (El Pueblo Boys' and Girls' Ranch, Inc.); Series 2003, VRD
      RB (LOC-U.S. Bank, N.A.) (a)(b)                                                  1.60%   12/01/23      1,130       1,130,000
----------------------------------------------------------------------------------------------------------------------------------
   Reset Option Ctfs. Trust II-R (Regional Transportation District (FasTracks));
      Series 10117, Sales Tax VRD RB (b)(d)(e)                                         1.68%   11/01/36     10,370      10,370,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 10119, Sales Tax VRD RB (b)(d)(e)                                         1.68%   11/01/36      9,915       9,915,000
----------------------------------------------------------------------------------------------------------------------------------
   Southglenn Metropolitan District; Series 2007, Special VRD RB (LOC-BNP Paribas)
      (a)(b)(c)                                                                        1.60%   12/01/30     20,600      20,600,000
==================================================================================================================================
                                                                                                                       177,745,000
==================================================================================================================================

CONNECTICUT--0.14%

   Connecticut (State of) Development Authority (Central Vermont Public Service
      Corp.); Series 1985, Floating Rate VRD PCR (LOC-RBS Citizens N.A.) (a)(b)        1.72%   12/01/15      1,400       1,400,000
----------------------------------------------------------------------------------------------------------------------------------
   Connecticut (State of) Health & Educational Facilities Authority (Masonicare
      Issue); Series 2007 D, VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)                   2.10%   07/01/37      3,475       3,475,000
==================================================================================================================================
                                                                                                                         4,875,000
==================================================================================================================================

DELAWARE--0.48%

   Delaware (State of) Economic Development Authority (Archmere Academy, Inc.);
      Series 2006, VRD RB (LOC-PNC Bank, N.A.) (a)(b)                                  1.50%   07/01/36      1,100       1,100,000
----------------------------------------------------------------------------------------------------------------------------------
   Delaware (State of) Economic Development Authority (Peninsula United Methodist
      Homes, Inc.); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (a)(b)                  1.65%   05/15/37     15,415      15,415,000
==================================================================================================================================
                                                                                                                        16,515,000
==================================================================================================================================

DISTRICT OF COLUMBIA--2.04%

   District of Columbia (American Educational Research Association Issue); Series
      2007, VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)                                    1.52%   07/01/37      7,350       7,350,000
----------------------------------------------------------------------------------------------------------------------------------
   District of Columbia (The Field School, Inc.); Series 2001 A, VRD RB
      (LOC-Wachovia Bank, N.A.) (a)(b)(e)                                              1.50%   07/01/31      2,545       2,545,000
----------------------------------------------------------------------------------------------------------------------------------
   District of Columbia (The Pew Charitable Trusts Issue); Series 2008 A, VRD RB
      (LOC-PNC Bank, N.A.) (a)(b)                                                      1.54%   04/01/38     31,000      31,000,000
----------------------------------------------------------------------------------------------------------------------------------
   District of Columbia (Trinity College Issue); Series 2001, VRD RB (LOC-Wachovia
      Bank, N.A.) (a)(b)                                                               1.50%   07/01/31      5,635       5,635,000
----------------------------------------------------------------------------------------------------------------------------------
   Wachovia MERLOTs (District of Columbia); Series 2004 B-13, Unlimited Tax GO
      (b)(d)(e)                                                                        1.61%   06/01/22     17,140      17,140,000
----------------------------------------------------------------------------------------------------------------------------------
   Washington Convention Center Authority; Series 1998, Sr. Lien Dedicated Tax RB
      (f)(g)(h)                                                                        5.25%   10/01/08      7,145       7,272,976
==================================================================================================================================
                                                                                                                        70,942,976
==================================================================================================================================

FLORIDA--4.43%

   ABN AMRO Munitops Ctfs. Trust (Florida State Board of Education); Series
      2004-48, Unlimited Tax VRD GO (b)(d)(e)                                          1.90%   06/01/12      3,950       3,950,000
----------------------------------------------------------------------------------------------------------------------------------
   Bay Medical Center Board of Trustees; Series 2007 A, Ref. Hospital VRD RB
      (LOC-Regions Bank) (a)(b)                                                        1.60%   10/01/27     19,315      19,315,000
----------------------------------------------------------------------------------------------------------------------------------
   Broward (County of) Housing Finance Authority (Reflections Apartments); Series
      1999, Ref. MFH VRD RB (CEP-Federal Home Loan Mortgage Corp.) (b)                 1.55%   12/01/29      3,605       3,605,000
----------------------------------------------------------------------------------------------------------------------------------
   Eagle Tax-Exempt Trust (South Florida Water Management District); Series
      2006-0136 A, VRD COP (b)(d)(e)                                                   1.61%   10/01/36     19,730      19,730,000
----------------------------------------------------------------------------------------------------------------------------------
   Florida (State of) Housing Finance Agency (Lakeside South); Series 1985 B, MFH
      VRD RB (CEP-Federal National Mortgage Association) (b)                           1.56%   08/01/11      1,200       1,200,000
----------------------------------------------------------------------------------------------------------------------------------
   Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series
      2005 D, Ref. MFH VRD RB (CEP-Federal National Mortgage Association) (b)          1.56%   11/15/35     11,090      11,090,000
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA--(CONTINUED)

   Highlands (County of) Health Facilities Authority (Adventist Health
      System/Sunbelt Obligated Group); Series 2003 A, Hospital VRD RB
      (LOC-SunTrust Bank) (a)(b)                                                       1.60%   11/15/32  $   5,300  $    5,300,000
----------------------------------------------------------------------------------------------------------------------------------
   Hillsborough (County of) Capital Improvement Program; Series 2002 A, Commercial
      Paper (LOC-State Street Bank & Trust Co.) (a)                                    1.40%   08/28/08      6,000       6,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Jacksonville (City of) Health Facilities Authority (University of Florida
      Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America,
      N.A.) (a)(b)                                                                     1.60%   06/01/22      4,374       4,374,000
----------------------------------------------------------------------------------------------------------------------------------
   Jacksonville (City of) Housing Finance Authority (St. Augustine Apartments);
      Series 2006, Ref. MFH VRD RB (CEP-Federal National Mortgage Association) (b)     1.56%   07/15/33      3,830       3,830,000
----------------------------------------------------------------------------------------------------------------------------------
   Leesburg (City of) (The Villages Regional Hospital); Series 2006, Hospital VRD
      RB (LOC-Bank of Nova Scotia) (a)(b)                                              1.60%   07/01/36     18,000      18,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Marion (County of) Industrial Development Authority (Hospice of Marion County,
      Inc.); Series 2002, VRD IDR (LOC-Wachovia Bank, N.A.) (a)(b)                     1.50%   08/01/23      1,650       1,650,000
----------------------------------------------------------------------------------------------------------------------------------
   Nassau (County of) (Rayonier, Inc.); Series 1999, Private Activity VRD PCR
      (LOC-SunTrust Bank) (a)(b)                                                       1.55%   10/01/08      1,750       1,750,000
----------------------------------------------------------------------------------------------------------------------------------
   Orange (County of) Health Facilities Authority (Orlando Regional Healthcare
      System); Series 2007 A-2, Hospital VRD RB (INS-Financial Security Assurance
      Inc.) (b)(i)                                                                     1.85%   10/01/41      7,770       7,770,000
----------------------------------------------------------------------------------------------------------------------------------
   Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997
      C, Ref. MFH VRD RB (CEP-Federal Home Loan Mortgage Corp.) (b)                    1.56%   07/01/32      5,500       5,500,000
----------------------------------------------------------------------------------------------------------------------------------
   Orange (County of) Industrial Development Authority (Christian Prison Ministry,
      Inc.); Series 2005, VRD IDR (LOC-Branch Banking & Trust Co.) (a)(b)              1.61%   11/01/30      5,610       5,610,000
----------------------------------------------------------------------------------------------------------------------------------
   Orange (County of) Industrial Development Authority (Trinity Preparatory School
      of Florida, Inc.); Series 2005, VRD IDR (LOC-Wachovia Bank, N.A.) (a)(b)         1.52%   10/01/25      2,070       2,070,000
----------------------------------------------------------------------------------------------------------------------------------
   Palm Beach (County of) (Palm Beach Day Academy, Inc.); Series 2006, VRD RB
      (LOC-Wachovia Bank, N.A.) (a)(b)                                                 1.50%   01/01/37      3,100       3,100,000
----------------------------------------------------------------------------------------------------------------------------------
   Palm Beach (County of) Economic Development (YMCA of South Palm Beach County,
      Inc.); Series 2003, Ref. & Improvement VRD RB (LOC-Wachovia Bank, N.A.)
      (a)(b)                                                                           1.50%   11/01/28      5,250       5,250,000
----------------------------------------------------------------------------------------------------------------------------------
   Palm Beach (County of) Housing Finance Authority (Emerald Bay Club Apartments);
      Series 2004, Ref. MFH VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)                    1.58%   06/01/30      9,500       9,500,000
----------------------------------------------------------------------------------------------------------------------------------
   Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series
      1995 A, VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)                                  1.52%   11/01/15      1,915       1,915,000
----------------------------------------------------------------------------------------------------------------------------------
   Reset Option Ctfs. Trust II-R (Miami-Dade (County of) School Board); Series
      12042, VRD COP (b)(d)(e)                                                         1.62%   11/01/31      7,900       7,900,000
----------------------------------------------------------------------------------------------------------------------------------
   Sarasota (County of) (Sarasota Family YMCA, Inc.); Series 1999, VRD RB
      (LOC-Wachovia Bank, N.A.) (a)(b)                                                 1.50%   10/01/21        975         975,000
----------------------------------------------------------------------------------------------------------------------------------
   Seminole (County of) Industrial Development Authority (Hospice of the
      Comforter); Series 2006, Healthcare Facilities VRD IDR (LOC-Fifth Third
      Bank) (a)(b)                                                                     1.59%   12/01/25      4,525       4,525,000
==================================================================================================================================
                                                                                                                       153,909,000
==================================================================================================================================

GEORGIA--5.52%

   Atlanta (City of) (Westside); Series 2001, VRD TAN (LOC-Wachovia Bank, N.A.)
      (a)(b)                                                                           1.50%   12/01/22      6,615       6,615,000
----------------------------------------------------------------------------------------------------------------------------------
   Atlanta (City of);
     Series 1999 A, Water & Wastewater RB (f)(g)(h)                                    5.00%   05/01/09      1,000       1,033,415
----------------------------------------------------------------------------------------------------------------------------------
     Series 2001 B, Water & Wastewater VRD RB (INS-Financial Security
     Assurance Inc.) (b)(i)                                                            1.80%   11/01/38     33,360      33,360,000
----------------------------------------------------------------------------------------------------------------------------------
     Series 2001 C, Water & Wastewater VRD RB (INS-Financial Security
     Assurance Inc.) (b)(i)                                                            1.85%   11/01/41      4,130       4,130,000
----------------------------------------------------------------------------------------------------------------------------------
   Augusta (City of) Housing Authority (Westbury Creek Apartments); Series 2003 A,
      Ref. MFH VRD RB (CEP-Federal National Mortgage Association) (b)                  1.55%   05/15/33      1,595       1,595,000
----------------------------------------------------------------------------------------------------------------------------------
   Bibb (County of) Development Authority (First Presbyterian Day School, Inc.);
      Series 1999, VRD RB (LOC-SunTrust Bank) (a)(b)                                   1.53%   05/01/19      4,045       4,045,000
----------------------------------------------------------------------------------------------------------------------------------
   Clayton (County of) Development Authority (DACC Public Purpose Corp. II);
      Series 2007, VRD RB (LOC-Dexia Bank S.A.) (a)(b)(c)                              1.61%   07/01/32      4,785       4,785,000
----------------------------------------------------------------------------------------------------------------------------------
   Cobb (County of) Development Authority (Institute of Nuclear Power Operations);
      Series 1998, VRD RB (LOC-SunTrust Bank) (a)(b)(e)                                1.53%   02/01/13      3,425       3,425,000
----------------------------------------------------------------------------------------------------------------------------------
   Cobb (County of) Development Authority (Mt. Paran Christian School, Inc.);
      Series 2002, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)      1.50%   07/01/22      9,765       9,765,000
----------------------------------------------------------------------------------------------------------------------------------
   Cobb (County of) Development Authority (YMCA of Cobb County, Georgia, Inc.);
      Series 1998, VRD RB (LOC-SunTrust Bank) (a)(b)(e)                                1.52%   06/01/19      5,200       5,200,000
----------------------------------------------------------------------------------------------------------------------------------
   DeKalb (County of) Development Authority (Atlanta Jewish Community Center,
      Inc.); Series 1999, VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)                      1.50%   09/01/24      2,150       2,150,000
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
GEORGIA--(CONTINUED)
   DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series
      1999 B, VRD RAC (LOC-Wachovia Bank, N.A.) (a)(b)                                 1.50%   10/01/25  $   4,250  $    4,250,000
----------------------------------------------------------------------------------------------------------------------------------
   DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. MFH
      VRD RB (CEP-Federal National Mortgage Association) (b)                           1.80%   06/15/25      7,740       7,740,000
----------------------------------------------------------------------------------------------------------------------------------
   DeKalb, Newton, & Gwinett (Counties of) Joint Development Authority (GGC Real
      Estate Parking I, LLC); Series 2007, Increment Draw VRD RB (LOC-Wachovia
      Bank, N.A.) (a)(b)                                                               1.52%   06/01/32     14,105      14,105,000
----------------------------------------------------------------------------------------------------------------------------------
   Fayette (County of) Development Authority (Catholic Education of North Georgia,
      Inc.); Series 2002, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.)
      (a)(b)                                                                           1.52%   04/01/28      2,160       2,160,000
----------------------------------------------------------------------------------------------------------------------------------
   Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series
      2000, VRD RB (LOC-Branch Banking & Trust Co.) (a)(b)                             1.61%   09/01/25      8,590       8,590,000
----------------------------------------------------------------------------------------------------------------------------------
   Fulton (County of) Development Authority (Arthritis Foundation Inc.); Series
      1996, VRD RB (LOC-SunTrust Bank) (a)(b)(e)                                       1.53%   12/01/16      2,500       2,500,000
----------------------------------------------------------------------------------------------------------------------------------
   Fulton (County of) Development Authority (Atlanta Park II, L.P.); Series 1997,
      Ref. VRD IDR (LOC-Wachovia Bank, N.A.) (a)(b)(e)                                 1.52%   10/01/10      1,150       1,150,000
----------------------------------------------------------------------------------------------------------------------------------
   Fulton (County of) Development Authority (Bridgeway Foundation for Education,
      Inc.); Series 2000, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.)
      (a)(b)                                                                           1.52%   06/01/15      1,425       1,425,000
----------------------------------------------------------------------------------------------------------------------------------
   Fulton (County of) Development Authority (Catholic Education of North Georgia,
      Inc.); Series 2002, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.)
      (a)(b)                                                                           1.50%   04/01/28     14,170      14,170,000
----------------------------------------------------------------------------------------------------------------------------------
   Fulton (County of) Development Authority (Doris & Alex Weber Jewish Community
      High School, Inc.); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.)
      (a)(b)                                                                           1.61%   12/01/30      4,500       4,500,000
----------------------------------------------------------------------------------------------------------------------------------
   Fulton (County of) Development Authority (King's Ridge Christian School);
      Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) (a)(b)                      1.61%   05/01/26      7,000       7,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Fulton (County of) Development Authority (Mount Vernon Presbyterian School,
      Inc.); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) (a)(b)               1.61%   08/01/35      4,100       4,100,000
----------------------------------------------------------------------------------------------------------------------------------
   Fulton (County of) Development Authority (The Atlanta Academy, Inc.); Series
      2008, VRD RB (LOC-Branch Banking & Trust Co.) (a)(b)                             1.61%   04/01/33      4,700       4,700,000
----------------------------------------------------------------------------------------------------------------------------------
   Fulton (County of) Development Authority (Trinity School, Inc.); Series 2001,
      VRD RB (LOC-SunTrust Bank) (a)(b)                                                1.53%   06/01/25      4,000       4,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Fulton (County of) Development Authority (Woodward Academy, Inc.); Series 2002,
      VRD RB (LOC-SunTrust Bank) (a)(b)                                                1.53%   12/01/27      2,280       2,280,000
----------------------------------------------------------------------------------------------------------------------------------
   Metropolitan Atlanta Rapid Transit Authority; Series 1998 B, Second Indenture
      Sales Tax RB (f)(g)(h)                                                           5.10%   07/01/08     13,000      13,130,000
----------------------------------------------------------------------------------------------------------------------------------
   Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B,
      Ref. VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)                                     1.50%   06/01/23      4,300       4,300,000
----------------------------------------------------------------------------------------------------------------------------------
   Savannah (City of) Economic Development Authority (The Savannah Country Day
      School, Inc.); Series 2007, VRD RB (LOC-Branch Banking & Trust Co.) (a)(b)       1.61%   05/01/32      5,300       5,300,000
----------------------------------------------------------------------------------------------------------------------------------
   Savannah (City of) Economic Development Authority (Westside Urban Health Center
      Inc.); Series 2002 A, VRD RB (LOC-SunTrust Bank) (a)(b)                          1.58%   03/01/18      2,220       2,220,000
----------------------------------------------------------------------------------------------------------------------------------
   Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002,
      VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)                                          1.52%   11/01/27      1,560       1,560,000
----------------------------------------------------------------------------------------------------------------------------------
   Waleska (City of) Downtown Development Authority (Reinhardt College); Series
      2003, VRD RB (LOC-Regions Bank) (a)(b)                                           1.58%   10/01/28      6,465       6,465,000
==================================================================================================================================
                                                                                                                       191,748,415
==================================================================================================================================

IDAHO--1.42%

   Custer (County of) (Amoco Oil Co.-Standard Oil Industry); Series 1983, VRD PCR
      (b)(c)                                                                           1.75%   10/01/09     23,000      23,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Idaho (State of) Health Facilities Authority (St. Luke's Regional Medical
      Center); Series 2000, VRD RB (INS-Financial Security Assurance Inc.) (b)(i)      2.60%   07/01/30     16,020      16,020,000
----------------------------------------------------------------------------------------------------------------------------------
   Idaho (State of); Series 2008, Unlimited Tax TAN GO                                 3.00%   06/30/09     10,000      10,125,400
==================================================================================================================================
                                                                                                                        49,145,400
==================================================================================================================================

ILLINOIS--10.58%

   ABN AMRO Munitops Ctfs. Trust (Chicago (City of));
      Series 2005-31, Unlimited Tax VRD GO (b)(d)(e)                                   1.60%   07/01/12      9,995       9,995,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005-40, Unlimited Tax VRD GO (b)(d)(e)                                   1.60%   07/01/13     15,165      15,165,000
----------------------------------------------------------------------------------------------------------------------------------
   ABN AMRO Munitops Ctfs. Trust (Illinois (State of) Finance Authority
      (Northwestern University)); Series 2006-67, VRD RB (b)(d)(e)                     1.59%   12/01/13      9,995       9,995,000
----------------------------------------------------------------------------------------------------------------------------------
   Aurora (City of) Kane, DuPage, Will & Kendall (Counties of) Economic
      Development (Aurora University); Series 2004, VRD RB (LOC-Harris N.A.)
      (a)(b)                                                                           1.55%   03/01/35      5,450       5,450,000
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--(CONTINUED)

   Channahon (Village of) (Morris Hospital); Series 2003 D, VRD RB (LOC-U.S. Bank,
      N.A.) (a)(b)                                                                     1.60%   12/01/32  $   2,785  $    2,785,000
----------------------------------------------------------------------------------------------------------------------------------
   Chicago (City of); Series 1997, Limited Tax Tender VRD GO (LOC-Harris N.A.)
      (a)(b)                                                                           1.95%   01/01/12      1,500       1,500,000
----------------------------------------------------------------------------------------------------------------------------------
   Eagle Tax-Exempt Trust (Regional Transportation Authority); Series 2000-1303 A,
      VRD COP (b)(d)(e)                                                                1.61%   07/01/23     19,000      19,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. MFH VRD RB
      (CEP-Federal Home Loan Mortgage Corp.) (b)                                       1.58%   03/01/30     14,845      14,845,000
----------------------------------------------------------------------------------------------------------------------------------
   Glenview (Village of) & Cook (County of); Series 2001, Unlimited Tax GO             4.00%   12/01/08      1,000       1,008,238
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Development Finance Authority (Chicago Symphony Orchestra);
      Series 1994, VRD RB (LOC-Northern Trust Co.) (a)(b)                              1.50%   12/01/28      1,400       1,400,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Development Finance Authority (Crown Court Properties,
      Ltd.); Series 2001 A, Housing VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(e)             1.55%   03/01/27      2,075       2,075,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Development Finance Authority (Fenwick High School); Series
      1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                              1.55%   03/01/32      4,500       4,500,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Development Finance Authority (Goodman Theatre); Series
      1999, VRD RB (LOC-JPMorgan Chase Bank, N.A., Northern Trust Co.) (a)(b)          1.55%   12/01/33      8,700       8,700,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Development Finance Authority (Institute of Gas
      Technology); Series 1999, VRD IDR (LOC-Harris N.A.) (a)(b)                       1.90%   09/01/24      1,900       1,900,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Development Finance Authority (James Jordan Boys & Girls
      Club and Family Life Center); Series 1995, VRD RB (LOC-JPMorgan Chase Bank,
      N.A., Bank of America N.A.) (a)(b)(e)                                            1.80%   08/01/30      4,700       4,700,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Development Finance Authority (Little City Foundation);
      Series 1994, Special Facility VRD RB (LOC-Bank of America, N.A.) (a)(b)          1.56%   02/01/19      4,595       4,595,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Development Finance Authority (Providence-St. Mel School);
      Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                       1.80%   06/01/37      3,000       3,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Development Finance Authority (St. Augustine College);
      Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                       1.75%   11/01/31      2,145       2,145,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Development Finance Authority (St. Ignatius College Prep);
      Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                       1.57%   06/01/32      1,500       1,500,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Development Finance Authority (West Central Illinois
      Educational Telecommunications Corp.); Series 2002, VRD RB (LOC-Bank of
      America, N.A.) (a)(b)                                                            1.61%   09/01/32      3,460       3,460,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Educational Facilities Authority (Chicago Children's
      Museum); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)              1.55%   02/01/28      2,300       2,300,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Educational Facilities Authority (Dominican University);
      Series 2000 B, VRD RB (LOC-Allied Irish Banks PLC) (a)(b)(c)                     1.55%   10/01/30      3,459       3,459,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Educational Facilities Authority (Field Museum of Natural
      History);
      Series 1985, VRD RB (LOC-Northern Trust Co.) (a)(b)(e)                           1.52%   11/01/25      8,300       8,300,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 1998, VRD RB (LOC-Bank of America, N.A.) (a)(b)                           1.52%   11/01/32      6,000       6,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Educational Facilities Authority (Museum of Science &
      Industry); Series 1992, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)            1.55%   10/01/26      6,950       6,950,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Educational Facilities Authority (National-Louis
      University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)        1.55%   06/01/29     11,005      11,005,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Educational Facilities Authority (Pooled Financing
      Program); Series 2002, Commercial Paper RN (LOC-Northern Trust Co.) (a)          1.75%   10/07/08     29,000      29,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Advocate Health Care Network);
      Series 2008 A-1, VRD RB (b)                                                      1.90%   11/01/30      5,685       5,685,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A-2, VRD RB (b)                                                      1.90%   11/01/30      4,750       4,750,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A-3, VRD RB (b)                                                      1.90%   11/01/30      5,685       5,685,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Bradley University); Series 2008 A, Ref.
      VRD RB (LOC-Northern Trust Co.) (a)(b)                                           1.54%   04/01/33      5,000       5,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD
      RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                        1.55%   03/01/36      1,000       1,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Elmhurst Memorial Healthcare); Series
      2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                            1.70%   01/01/48      8,050       8,050,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (IIT Research Institute); Series 2004,
      VRD RB (LOC-Fifth Third Bank) (a)(b)                                             1.59%   10/01/34      1,175       1,175,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Joan W. & Irving B. Harris Theater for
      Music and Dance); Series 2005, VRD RB (LOC-Bank of America, N.A.) (a)(b)         1.55%   03/01/40      2,000       2,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Lawrence Hall Youth Services); Series
      2006, VRD RB (LOC-Fifth Third Bank) (a)(b)                                       1.59%   11/01/41      1,150       1,150,000
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--(CONTINUED)

   Illinois (State of) Finance Authority (Sedgebrook, Inc. Facility); Series 2007
      B, VRD RB (LOC-Fortis Bank NV/SA) (a)(b)(c)                                      1.54%   11/01/42  $  19,500  $   19,500,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series
      2004, VRD RB (LOC-Harris N.A.) (a)(b)                                            1.55%   06/01/34     11,500      11,500,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Cradle Society); Series
      1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                              1.80%   04/01/33      3,800       3,800,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Evanston Northwestern
      Healthcare Corp.); Series 1998, RB                                               2.10%   07/03/08     30,000      30,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Ingalls Memorial Hospital);
      Series 1985 B, VRD RB (LOC-Northern Trust Co.) (a)(b)                            1.50%   01/01/16      1,400       1,400,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Memorial Medical Center);
      Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                     1.58%   01/01/16      5,765       5,765,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Peace Memorial Ministries);
      Series 2003 B, VRD RB (LOC-Bank of America, N.A.) (a)(b)                         1.54%   08/15/33      9,335       9,335,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Revolving Fund Pooled
      Financing Program); Series 1985 C, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                           1.55%   08/01/15      9,800       9,800,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 1985 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                     1.55%   08/01/15     10,500      10,500,000
----------------------------------------------------------------------------------------------------------------------------------
   JPMorgan PUTTERs (Chicago (City of) Chicago O'Hare International Airport);
      Series 2008-2500, Third Lien VRD RB (b)(d)(e)                                    1.63%   01/01/15      3,005       3,005,000
----------------------------------------------------------------------------------------------------------------------------------
   Monmouth (City of) Industrial Development Project (Monmouth College); Series
      2005, VRD IDR (LOC-Allied Irish Banks PLC) (a)(b)(c)                             1.58%   06/01/35        940         940,000
----------------------------------------------------------------------------------------------------------------------------------
   Naperville (City of) (DuPage Children's Museum); Series 2000, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                           1.55%   06/01/30        900         900,000
----------------------------------------------------------------------------------------------------------------------------------
   Oak Forest (City of) (Homewood Pool-South Suburban Mayors and Managers
      Association Program); Series 1989, VRD RB (LOC-Fifth Third Bank) (a)(b)          1.59%   07/01/24      2,050       2,050,000
----------------------------------------------------------------------------------------------------------------------------------
   Quincy (City of) (Blessing Hospital); Series 2004, VRD RB (LOC-JPMorgan Chase
      Bank, N.A.) (a)(b)                                                               1.55%   11/15/33      4,830       4,830,000
----------------------------------------------------------------------------------------------------------------------------------
   Reset Option Ctfs. Trust II-R (Chicago (City of) Water Revenue); Series
      10137, Sr. Lien VRD RB (b)(d)(e)                                                 1.68%   11/01/26      8,215       8,215,000
----------------------------------------------------------------------------------------------------------------------------------
   Reset Option Ctfs. Trust II-R (Illinois (State of)); Series 12020, VRD
      Unlimited Tax GO (b)(d)(e)                                                       1.61%   06/01/19      4,715       4,715,000
----------------------------------------------------------------------------------------------------------------------------------
   Schaumburg (Village of) (Treehouse II Apartments); Series 1999, Ref. MFH VRD
      RB (CEP-Federal National Mortgage Association) (b)                               1.80%   12/15/29      4,500       4,500,000
----------------------------------------------------------------------------------------------------------------------------------
   Wachovia MERLOTs (University of Illinois); Series 2000 S, VRD RB (b)(d)(e)          1.61%   04/01/30     15,195      15,195,000
----------------------------------------------------------------------------------------------------------------------------------
   Will (County of) (University of St. Francis); Series 2007, VRD RB (LOC-Fifth
      Third Bank) (a)(b)                                                               1.59%   12/01/37      2,000       2,000,000
==================================================================================================================================
                                                                                                                       367,177,238
==================================================================================================================================

INDIANA--2.53%

   Dearborn (County of) Economic Development (Dearborn County Hospital); Series
      2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                              1.63%   04/01/36      7,000       7,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Goshen (City of) Economic Development (Goshen College, Inc.); Series 2007,
      VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                    1.55%   10/01/42     20,800      20,800,000
----------------------------------------------------------------------------------------------------------------------------------
   Indiana (State of) Development Finance Authority (Indianapolis Museum of Art,
      Inc.); Series 2004, Educational Facilities VRD RB (LOC-JPMorgan Chase
      Bank, N.A.) (a)(b)                                                               1.55%   02/01/39      6,400       6,400,000
----------------------------------------------------------------------------------------------------------------------------------
   Indiana (State of) Educational Facilities Authority (Marian College); Series
      2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                              1.80%   04/01/24      2,560       2,560,000
----------------------------------------------------------------------------------------------------------------------------------
   Indiana (State of) Finance Authority (Depauw University); Series 2008 A,
      Educational Facilities VRD RB (LOC-Northern Trust Co.) (a)(b)                    1.55%   07/01/36      5,565       5,565,000
----------------------------------------------------------------------------------------------------------------------------------
   Indiana (State of) Finance Authority (Marion General Hospital, Inc.); Series
      2008 A, VRD RB (LOC-Regions Bank) (a)(b)                                         1.60%   07/01/35      5,900       5,900,000
----------------------------------------------------------------------------------------------------------------------------------
   Indiana (State of) Health Facility Financing Authority (Clark Memorial
      Hospital); Series 2004 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)          1.80%   04/01/24      3,000       3,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Indiana (State of) Health Facility Financing Authority (Deaconess Hospital
      Obligated Group); Series 2004 B, Hospital VRD RB (LOC-Fifth Third Bank)
      (a)(b)                                                                           1.59%   01/01/29      2,730       2,730,000
----------------------------------------------------------------------------------------------------------------------------------
   Indiana (State of) Health Facility Financing Authority (Margaret Mary
      Community Hospital, Inc.); Series 2004 A, VRD RB (LOC-Fifth Third Bank)
      (a)(b)                                                                           2.43%   12/01/29      1,040       1,040,000
----------------------------------------------------------------------------------------------------------------------------------
   Indiana (State of) Health Facility Financing Authority (Sisters of St. Francis
      Health Services, Inc.); Series 1999 A, Hospital RB (f)(g)(h)                     5.15%   05/01/09      4,500       4,657,869
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
INDIANA--(CONTINUED)

   Indiana (State of) Transportation Finance Authority; Series 1996 A, Ref.
      Airport Facilities Lease RB (g)                                                  6.00%   11/01/08  $   4,165  $    4,221,731
----------------------------------------------------------------------------------------------------------------------------------
   JPMorgan PUTTERs (Indiana University (Trustees of)); Series 2008-2494,
      Consolidated VRD RB (b)(d)(e)                                                    1.60%   12/15/15      1,995       1,995,000
----------------------------------------------------------------------------------------------------------------------------------
   St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 D,
      Economic Development VRD RB (LOC-Allied Irish Banks PLC) (a)(b)(c)               1.54%   05/15/39      5,950       5,950,000
----------------------------------------------------------------------------------------------------------------------------------
   Tippecanoe (County of) (Faith Properties Inc.); Series 2005, VRD RB
      (LOC-Regions Bank) (a)(b)                                                        1.54%   11/01/30      6,475       6,475,000
----------------------------------------------------------------------------------------------------------------------------------
   Wachovia MERLOTs (Porter (County of) Jail Building Corp.); Series 2001-A58,
      Ref. VRD RB (b)(d)(e)                                                            1.76%   07/10/21      9,370       9,370,000
==================================================================================================================================
                                                                                                                        87,664,600
==================================================================================================================================

IOWA--0.37%

   Iowa (State of) Finance Authority (Morningside College); Series 2002, Private
      College Facility VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                             1.60%   10/01/32      1,510       1,510,000
----------------------------------------------------------------------------------------------------------------------------------
   Iowa (State of) Higher Education Loan Authority (University of Dubuque);
      Series 2007, Private College Facility VRD RB (LOC-Northern Trust Co.) (a)(b)     2.40%   04/01/35     11,200      11,200,000
==================================================================================================================================
                                                                                                                        12,710,000
==================================================================================================================================

KANSAS--0.27%

   Reset Option Ctfs. Trust II-R (Wyandotte (County of) & Kansas City (City of)
      Unified Government); Series 12036, Ref. Utility System VRD RB (b)(d)(e)          1.62%   09/01/21      5,000       5,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Shawnee (City of) (Shawnee Village Associates); Series 1984, IDR (LOC-JPMorgan
      Chase Bank, N.A.) (a)                                                            1.52%   12/01/09      4,475       4,475,000
==================================================================================================================================
                                                                                                                         9,475,000
==================================================================================================================================

KENTUCKY--1.59%

   Eagle Tax-Exempt Trust (Louisville (City of) & Jefferson (County of)
      Metropolitan Sewer District); Series 2006-0053 A, VRD COP RB (b)(d)(e)           1.61%   05/15/33     28,335      28,335,000
----------------------------------------------------------------------------------------------------------------------------------
   Ewing (City of) (Kentucky Area Development Districts Financing Trust); Series
      2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)          1.52%   06/01/33      2,001       2,001,000
----------------------------------------------------------------------------------------------------------------------------------
   Georgetown (City of) (Georgetown College); Series 2006, Ref. Industrial
      Building VRD RB (LOC-Fifth Third Bank) (a)(b)                                    1.59%   11/15/29      8,000       8,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Lexington (City of) & Fayette (County of) Urban Government (Northeast Christian
      Church, Inc.); Series 2008, Industrial Building VRD RB (LOC-Fifth Third
      Bank) (a)(b)                                                                     1.59%   01/01/33      4,000       4,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Louisville (City of) & Jefferson (County of) Visitors and Convention Commission
      (Kentucky International Convention Center Expansion); Series 2004 B, Ref.
      Dedicated VRD RB (INS-Financial Security Assurance Inc.) (b)(i)                  1.55%   12/01/22      3,725       3,725,000
----------------------------------------------------------------------------------------------------------------------------------
   Morehead (City of) (Kentucky League of Cities Funding Trust); Series 2004 A,
      Lease Program VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                                1.63%   06/01/34      1,102       1,101,500
----------------------------------------------------------------------------------------------------------------------------------
   Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, Lease
      Program VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                                      1.63%   04/01/32      7,968       7,968,000
==================================================================================================================================
                                                                                                                        55,130,500
==================================================================================================================================

LOUISIANA--0.59%

   Baton Rouge (City of); Series 1998 A, Ref. & Public Improvement Sales Tax RB
      (f)(g)(h)                                                                        5.25%   08/01/08      2,470       2,513,859
----------------------------------------------------------------------------------------------------------------------------------
   Denham Springs (City of) Economic Development District (Bass Pro Shops); Series
      2007 A, Sales Tax Increment VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)        1.55%   01/01/37      5,060       5,060,000
----------------------------------------------------------------------------------------------------------------------------------
   Louisiana (State of) Public Facilities Authority (GCGK Investments, L.L.C.);
      Series 2006, VRD RB (LOC-Regions Bank) (a)(b)                                    1.55%   05/01/26      6,360       6,360,000
----------------------------------------------------------------------------------------------------------------------------------
   Monroe (City of); Series 2007 A, Ref. Sales Tax VRD RB (INS-Financial Security
      Assurance Inc.) (b)(i)                                                           1.62%   07/01/26      6,700       6,700,000
==================================================================================================================================
                                                                                                                        20,633,859
==================================================================================================================================

MAINE--0.14%

   Maine (State of) Finance Authority (Kents Hill School Issue);
      Series 2000, VRD RB (LOC-Allied Irish Banks PLC) (a)(b)(c)                       1.60%   07/01/30      2,300       2,300,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, VRD RB (LOC-Allied Irish Banks PLC) (a)(b)(c)                       1.60%   01/01/36      2,400       2,400,000
==================================================================================================================================
                                                                                                                         4,700,000
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
MARYLAND--1.33%

   Baltimore (County of) (Corp. of St. Timothy's School); Series 2002, Economic
      Development VRD RB (LOC-SunTrust Bank) (a)(b)                                    1.53%   10/01/27  $   4,230  $    4,230,000
----------------------------------------------------------------------------------------------------------------------------------
   Frederick (County of) (Buckingham's Choice Inc. Facility); Series 1997 C,
      Retirement Community VRD RB (LOC-Branch Banking & Trust Co.) (a)(b)              1.54%   01/01/27      6,000       6,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Howard (County of) (Avalon Meadows Apartments); Series 1996, Ref. MFH VRD RB
      (CEP-Federal National Mortgage Association) (b)                                  1.75%   06/15/26      1,300       1,300,000
----------------------------------------------------------------------------------------------------------------------------------
   Howard (County of) (Norbel School Inc.); Series 2001, Economic Development VRD
      RB (LOC-Branch Banking & Trust Co.) (a)(b)                                       1.61%   02/01/28      4,785       4,785,000
----------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher Educational Facilities Authority (Odenton
      Christian School Issue); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (a)(b)         1.53%   07/01/33      3,590       3,590,000
----------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher Educational Facilities Authority
      (Pickersgill, Inc. Issue);
      Series 2005 A, VRD RB (LOC-Branch Banking & Trust Co.) (a)(b)                    1.52%   01/01/35      4,500       4,500,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 B, VRD RB (LOC-Branch Banking & Trust Co.) (a)(b)                    1.52%   01/01/35      7,175       7,175,000
----------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher Educational Facilities Authority (Pooled
      Loan Program Issue); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)                                                                           1.51%   04/01/35      9,675       9,675,000
----------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Industrial Development Financing Authority (Baltimore
      International College Facility); Series 2005, Economic Development VRD IDR
      (LOC-Branch Banking & Trust Co.) (a)(b)                                          1.61%   11/01/30      4,800       4,800,000
==================================================================================================================================
                                                                                                                        46,055,000
==================================================================================================================================

MASSACHUSETTS--2.68%

   Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter
      Public School Issue); Series 2008, VRD RB (LOC-Toronto Dominion Bank)
      (a)(b)(c)                                                                        1.56%   09/01/38      5,000       5,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Development Finance Agency (Brandon Residential
      Treatment Center, Inc.); Series 2003, VRD RB (LOC-Toronto Dominion Bank)
      (a)(b)(c)                                                                        1.55%   04/01/28      6,090       6,090,000
----------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Development Finance Agency (CP Program 5 Issue);
      Series 2007, Commercial Paper RN (LOC-Toronto Dominion Bank) (a)(c)              1.65%   07/22/08     22,057      22,057,000
----------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Health & Educational Facilities Authority (Harrington
      Memorial Hospital, Inc. Issue); Series 2008 A, VRD RB (LOC-Toronto Dominion
      Bank) (a)(b)(c)                                                                  1.55%   07/01/38      5,000       5,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Health & Educational Facilities Authority (Harvard
      University Issue); Series 2003 EE, Unsec. Commercial Paper RN                    1.35%   08/04/08     29,900      29,900,000
----------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Health & Educational Facilities Authority (Partners
      Healthcare System Issue); Series 2008 H-1, Commercial Paper                      1.53%   12/02/08      5,000       5,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Health & Educational Facilities Authority (Stonehill
      College Issue); Series 2008 K, VRD RB (LOC-Bank of America) (a)(b)               2.45%   07/01/37     20,000      20,000,000
==================================================================================================================================
                                                                                                                        93,047,000
==================================================================================================================================

MICHIGAN--4.66%

   ABN AMRO Munitops Ctfs. Trust (Bay City (City of) School District); Series
      2006-51, Unlimited Tax VRD GO (b)(d)(e)                                          1.60%   05/01/14     11,910      11,910,000
----------------------------------------------------------------------------------------------------------------------------------
   Boyne (City of) Public School District; Series 1999, Unlimited Tax GO (f)(g)(h)     5.75%   05/01/09      1,935       1,994,191
----------------------------------------------------------------------------------------------------------------------------------
   Detroit (City of) Sewage Disposal System; Series 2001 C-1, Ref. Sr. Lien VRD RB
      (INS-Financial Security Assurance Inc.) (b)(i)                                   1.80%   07/01/27      1,850       1,850,000
----------------------------------------------------------------------------------------------------------------------------------
   Eagle Tax-Exempt Trust (Michigan (State of) Building Authority); Series
      2006-0142 A, VRD COP (b)(d)(e)                                                   1.61%   10/15/36      9,090       9,090,000
----------------------------------------------------------------------------------------------------------------------------------
   Kalamazoo (City of) Economic Development Corp. (Friendship Village of
      Kalamazoo); Series 1997 B, Limited Obligation VRD RB (LOC-Fifth Third Bank)
      (a)(b)                                                                           1.56%   05/15/27      2,795       2,795,000
----------------------------------------------------------------------------------------------------------------------------------
   Lenawee (County of) Economic Development Corp. (Siena Heights University);
      Series 2006, Ref. VRD RB (LOC-Fifth Third Bank) (a)(b)                           1.56%   11/01/24      4,505       4,505,000
----------------------------------------------------------------------------------------------------------------------------------
   Livonia (City of) Economic Development Corp. (Madonna University); Series 2007,
      Limited Obligation VRD RB (LOC-RBS Citizens, N.A.) (a)(b)                        1.59%   04/01/38      8,000       8,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Building Authority; Series 2005-5, Commercial Paper Notes
      (LOC-Bank of New York Mellon, State Street Bank & Trust Co.) (a)                 1.70%   08/07/08     37,040      37,040,000
----------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Higher Education Facilities Authority (Davenport
      University); Series 2004, Limited Obligation VRD RB (LOC-Fifth Third Bank)
      (a)(b)                                                                           1.59%   06/01/34      3,300       3,300,000
----------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Hospital Finance Authority (Healthcare Equipment Loan
      Program); Series 2006 C, VRD RB (LOC-Fifth Third Bank) (a)(b)                    1.61%   12/01/32      4,000       4,000,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 C, VRD RB (LOC-Fifth Third Bank) (a)(b)                              1.61%   12/01/32      2,500       2,500,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 C-9, VRD RB (LOC-Fifth Third Bank) (a)(b)                            1.61%   12/01/32      3,105       3,105,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 C-23, VRD RB (LOC-Fifth Third Bank) (a)(b)                           1.63%   12/01/32      2,000       2,000,000
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--(CONTINUED)
   Michigan (State of) Hospital Finance Authority (Oaklawn Hospital); Series 2006,
      Ref. VRD RB (LOC-Bank of America, N.A.) (a)(b)                                   1.59%   11/01/37  $  36,700  $   36,700,000
----------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Municipal Bond Authority; Series 2007 B-2, RN (LOC-Bank of
      Nova Scotia) (a)(c)                                                              4.50%   08/20/08      5,000       5,005,396
----------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Strategic Fund (Evangelical Homes of Michigan); Series
      2008, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)           1.50%   05/01/37      9,800       9,800,000
----------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001,
      Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                 1.60%   05/01/31        500         500,000
----------------------------------------------------------------------------------------------------------------------------------
   Southfield (City of) Economic Development Corp. (Lawrence Technological
      University); Series 2000, Limited Obligation VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                           1.55%   02/01/35      2,435       2,435,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)                                                                           1.55%   10/01/31      1,700       1,700,000
----------------------------------------------------------------------------------------------------------------------------------
   Wachovia MERLOTs (Detroit (City of) Water Supply System); Series 2000 D, Sr.
      Lien VRD RB (b)(d)(e)                                                            1.61%   07/01/29     13,600      13,600,000
==================================================================================================================================
                                                                                                                       161,829,587
==================================================================================================================================

MINNESOTA--1.78%

   JPMorgan PUTTERs (Minnesota (State of) Public Facilities Authority); Series
      2002-319, Drinking Water VRD RB (b)(d)(e)(f)(g)(h)                               1.60%   03/01/12     13,800      13,800,000
----------------------------------------------------------------------------------------------------------------------------------
   Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority
      (Children's Hospitals & Clinics);
      Series 2004 A, VRD RB (INS-Financial Security Assurance Inc.) (b)(i)             2.45%   08/15/34      3,500       3,500,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004 B, VRD RB (INS-Financial Security Assurance Inc.) (b)(i)             2.45%   08/15/25      9,600       9,600,000
----------------------------------------------------------------------------------------------------------------------------------
   Minnesota (State of) Higher Education Facilities Authority (Gustavus Adolphus
      College); Series 2004 Five-X, VRD RB (LOC-Allied Irish Banks PLC) (a)(b)(c)      1.58%   10/01/34      7,100       7,100,000
----------------------------------------------------------------------------------------------------------------------------------
   Minnesota (State of) Higher Education Facilities Authority (Macalester
      College); Series 2003 Five-Q, VRD RB (b)                                         1.55%   03/01/33      1,550       1,550,000
----------------------------------------------------------------------------------------------------------------------------------
   Minnesota (State of) Higher Education Facilities Authority (University of St.
      Thomas); Series 2004 Five-Z, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                 1.58%   10/01/29      7,400       7,400,000
----------------------------------------------------------------------------------------------------------------------------------
   Minnesota (State of) Rural Water Finance Authority; Series 2008, Public
      Construction RN                                                                  2.75%   06/01/09      6,500       6,541,006
----------------------------------------------------------------------------------------------------------------------------------
   University of Minnesota (Regents of);
      Series 2007 B, Commercial Paper Notes                                            1.70%   08/05/08      4,210       4,210,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 B, Commercial Paper Notes                                            1.80%   07/01/08      3,000       3,000,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 C, Commercial Paper Notes                                            1.70%   08/05/08      5,000       5,000,000
==================================================================================================================================
                                                                                                                        61,701,006
==================================================================================================================================

MISSISSIPPI--2.65%

   Flowood (City of) (Reflection Pointe Apartments); Series 2001, Ref. MFH VRD RB
      (CEP-Federal National Mortgage Association) (b)                                  1.55%   05/15/31      5,780       5,780,000
----------------------------------------------------------------------------------------------------------------------------------
   Jackson (City of) Redevelopment Authority (Jackson Medical Mall Foundation);
      Series 1997 A, Urban Renewal VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)       1.55%   11/01/12      8,000       8,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Jackson (County of) Water System; Series 1994, Ref. Unlimited Tax VRD GO
      (CEP-Chevron Corp.) (b)                                                          1.95%   11/01/24     12,840      12,840,000
----------------------------------------------------------------------------------------------------------------------------------
   Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series
      2007 A, VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)                                  1.55%   04/01/37     11,435      11,435,000
----------------------------------------------------------------------------------------------------------------------------------
   Mississippi (State of) Business Finance Corp. (DDR Gulfport Promenade LLC);
      Series 2007, VRD RB (LOC-Regions Bank) (a)(b)                                    1.55%   12/01/32      7,000       7,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Mississippi (State of) Business Finance Corp. (Gulf Ship, LLC); Series 2007,
      VRD RB (LOC-Regions Bank) (a)(b)                                                 1.55%   06/01/27     14,250      14,250,000
----------------------------------------------------------------------------------------------------------------------------------
   Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park,
      LLC); Series 2008, VRD RB (LOC-Regions Bank) (a)(b)                              1.57%   05/01/35     12,870      12,870,000
----------------------------------------------------------------------------------------------------------------------------------
   Mississippi (State of) Business Finance Corp. (St. Andrews Episcopal Day
      School); Series 2003, VRD RB (LOC-Allied Irish Banks PLC) (a)(b)(c)              1.60%   07/01/25      3,405       3,405,000
----------------------------------------------------------------------------------------------------------------------------------
   Mississippi (State of) Hospital Equipment & Facilities Authority (Grenada Lake
      Medical Center); Series 2007, VRD RB (LOC-Regions Bank) (a)(b)                   1.55%   08/01/34     13,380      13,380,000
----------------------------------------------------------------------------------------------------------------------------------
   Reset Option Ctfs. Trust II-R (Mississippi (State of)); Series 10152, Unlimited
      Tax VRD GO (b)(d)(e)                                                             1.66%   11/01/22      2,985       2,985,000
==================================================================================================================================
                                                                                                                        91,945,000
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
MISSOURI--1.71%

   ABN AMRO Munitops Ctfs. Trust (Springfield (City of) School District R-12);
      Series 2006-31, Unlimited Tax VRD GO (b)(d)(e)                                   1.60%   03/01/14  $  12,995  $   12,995,000
----------------------------------------------------------------------------------------------------------------------------------
   Hannibal (City of) Industrial Development Authority (Hannibal Regional
      Hospital); Series 2007, Health Facilities VRD IDR (LOC-Bank of America,
      N.A.) (a)(b)                                                                     1.61%   08/01/27      8,000       8,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Kansas City (City of) Industrial Development Authority (Bethesda Living
      Centers); Series 2001 A, VRD IDR (LOC-Bank of America, N.A.) (a)(b)              1.54%   08/01/31      8,940       8,940,000
----------------------------------------------------------------------------------------------------------------------------------
   Missouri (State of) Health & Educational Facilities Authority (Missouri Health
      System); Series 1999 B, VRD RB (LOC-KBC Bank N.V.) (a)(b)(c)                     1.60%   08/01/29      6,650       6,650,000
----------------------------------------------------------------------------------------------------------------------------------
   Missouri (State of) Health & Educational Facilities Authority (Ranken Technical
      College); Series 2007, VRD RB (LOC-Northern Trust Co.) (a)(b)                    2.40%   11/15/31      1,000       1,000,000
----------------------------------------------------------------------------------------------------------------------------------
   St. Charles (County of) Industrial Development Authority (Westchester Village
      Apartments); Series 2006, Ref. MFH VRD IDR (CEP-Federal National Mortgage
      Association) (b)                                                                 1.58%   04/15/27      5,600       5,600,000
----------------------------------------------------------------------------------------------------------------------------------
   St. Louis (County of) Industrial Development Authority (Sugar Pines
      Apartments); Series 2006, Ref. MFH VRD IDR (CEP-Federal National Mortgage
      Association) (b)                                                                 1.58%   04/15/27      9,170       9,170,000
----------------------------------------------------------------------------------------------------------------------------------
   St. Louis (County of) Industrial Development Authority (Westport Station
      Apartments); Series 2006, Ref. MFH VRD IDR (CEP-Federal National Mortgage
      Association) (b)                                                                 1.58%   04/15/27      4,970       4,970,000
----------------------------------------------------------------------------------------------------------------------------------
   St. Louis (County of) Industrial Development Authority (Whitfield School Inc.);
      Series 2004 B, Ref. Educational Facilities VRD IDR (LOC-U.S. Bank, N.A.)
      (a)(b)                                                                           1.60%   06/15/24      1,920       1,920,000
==================================================================================================================================
                                                                                                                        59,245,000
==================================================================================================================================

MONTANA--0.21%

   Montana (State of) Facility Finance Authority (Mission Ridge); Series 2002, VRD
      RB (LOC-Bank of America, N.A.) (a)(b)                                            1.53%   08/01/27      7,130       7,130,000
==================================================================================================================================

NEBRASKA--0.66%

   American Public Energy Agency (National Public Gas Agency); Series 2003 A, Gas
      Supply VRD RB (b)(c)                                                             1.40%   02/01/14     17,000      17,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Lincoln (City of) Electric System; Series 1998 A, RB (g)                            4.50%   09/01/08      1,000       1,003,812
----------------------------------------------------------------------------------------------------------------------------------
   Omaha (City of) Public Power District; Series 2002 A, Electric Commercial Paper
      RN                                                                               1.35%   07/01/08      5,000       5,000,000
==================================================================================================================================
                                                                                                                        23,003,812
==================================================================================================================================

NEVADA--0.71%

   Las Vegas (City of) Convention & Visitors Authority; Series 2006 A, Commercial
      Paper RN (LOC-Bank of Nova Scotia, Fortis Bank N.V./S.A., State Street Bank
      & Trust Co.) (a)(c)                                                              1.35%   07/08/08     13,000      13,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Nevada (State of); Series 2004 A, Ref., Capital Improvement & Cultural Affairs
      Limited Tax GO                                                                   5.00%   08/01/08     11,620      11,649,229
==================================================================================================================================
                                                                                                                        24,649,229
==================================================================================================================================

NEW HAMPSHIRE--1.36%

   New Hampshire (State of) Business Finance Authority (Alice Peck Day Health
      Systems Obligated Group Issue); Series 2007 A, VRD RB (LOC-Toronto Dominion
      Bank) (a)(b)(c)                                                                  1.50%   10/01/36      9,430       9,430,000
----------------------------------------------------------------------------------------------------------------------------------
   New Hampshire (State of) Health & Education Facilities Authority (Child and
      Family Services of New Hampshire Issue); Series 2007, VRD RB (LOC-RBS
      Citizens, N.A.) (a)(b)                                                           1.58%   01/01/38      5,540       5,540,000
----------------------------------------------------------------------------------------------------------------------------------
   New Hampshire (State of) Health & Education Facilities Authority (Crotched
      Mountain Rehabilitation Center Issue); Series 2006, VRD RB (LOC-Allied Irish
      Banks PLC) (a)(b)(c)                                                             1.57%   01/01/37      1,100       1,100,000
----------------------------------------------------------------------------------------------------------------------------------
   New Hampshire (State of) Health & Education Facilities Authority (New London
      Hospital Issue); Series 2007, VRD RB (LOC-Fortis Bank NV/SA) (a)(b)(c)           1.58%   10/01/37      7,000       7,000,000
----------------------------------------------------------------------------------------------------------------------------------
   New Hampshire (State of) Health & Education Facilities Authority (Proctor
      Academy Issue); Series 2008, VRD RB (LOC-Allied Irish Banks PLC) (a)(b)(c)       1.58%   07/01/38      5,000       5,000,000
----------------------------------------------------------------------------------------------------------------------------------
   New Hampshire (State of) Health & Education Facilities Authority (Saint Anselm
      College Issue); Series 2008, VRD RB (LOC-RBS Citizens, N.A.) (a)(b)              2.40%   06/01/38     19,000      19,000,000
==================================================================================================================================
                                                                                                                        47,070,000
==================================================================================================================================

NEW JERSEY--0.15%

   Wachovia MERLOTs (New Jersey (State of) Transportation Trust Fund Authority);
      Series 2002 A-05, VRD RB (b)(d)(e)                                               1.76%   12/15/18      5,200       5,200,000
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE      (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.46%

   Farmington (City of) (Arizona Public Service Co. Four Corners); Series 1994 A,
      Ref. VRD PCR (LOC-Barclays Bank PLC) (a)(b)(c)                                   2.60%   05/01/24  $   8,950  $    8,950,000
----------------------------------------------------------------------------------------------------------------------------------
   New Mexico (State of) Hospital Equipment Loan Council (Dialysis Clinic, Inc.);
      Series 2000, VRD RB (LOC-SunTrust Bank) (a)(b)                                   1.58%   07/01/25      5,000       5,000,000
----------------------------------------------------------------------------------------------------------------------------------
   New Mexico (State of); Series 2007, Unlimited Tax Capital Projects GO               5.00%   03/01/09      2,010       2,049,774
==================================================================================================================================
                                                                                                                        15,999,774
==================================================================================================================================

NEW YORK--0.73%

   Broome (County of) Industrial Development Agency (Elizabeth Church Manor
      Nursing Home); Series 2003, Civic Facility VRD IDR (LOC-Bank of New York
      Mellon) (a)(b)                                                                   1.55%   02/01/29      3,095       3,095,000
----------------------------------------------------------------------------------------------------------------------------------
   New York (State of) Thruway Authority (Highway & Bridge Trust Fund); Series
      1999 B, RB (f)(g)(h)                                                             5.00%   04/01/09      7,000       7,226,977
----------------------------------------------------------------------------------------------------------------------------------
   Rensselaer (County of) Industrial Development Agency (RC Housing I, LLC); Series
      2008 A, Civic Facility VRD IDR (LOC-RBS Citizens, N.A.) (a)(b)                   1.55%   06/01/38      3,000       3,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Reset Option Ctfs. Trust II-R (New York (State of) Thruway Authority); Series
      12045, VRD RB (b)(d)(e)                                                          1.60%   01/01/32     12,000      12,000,000
==================================================================================================================================
                                                                                                                        25,321,977
==================================================================================================================================

NORTH CAROLINA--3.58%

   Durham (County of) Industrial Facilities & Pollution Control Financing
      Authority (Research Triangle Institute); Series 2007, VRD PCR (LOC-SunTrust
      Bank) (a)(b)                                                                     1.55%   09/01/37     12,800      12,800,000
----------------------------------------------------------------------------------------------------------------------------------
   Eagle Tax-Exempt Trust (North Carolina (State of) Capital Facilities Finance
      Agency (Duke University)); Series 2006-0139 A, VRD COP RB (b)(d)(e)              1.56%   10/01/41      3,400       3,400,000
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Capital Facilities Finance Agency (Barton College);
      Series 2004, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.)
      (a)(b)                                                                           1.61%   07/01/19      4,440       4,440,000
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Capital Facilities Finance Agency (Guilford College);
      Series 2005 B, VRD RB (LOC-Branch Banking & Trust Co.) (a)(b)                    1.61%   09/01/35      6,800       6,800,000
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Capital Facilities Finance Agency (High Point
      University); Series 2008, Educational Facilities VRD RB (LOC-Branch Banking
      & Trust Co.) (a)(b)                                                              1.61%   05/01/30      4,500       4,500,000
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Capital Facilities Finance Agency (Peace College of
      Raleigh, Inc.); Series 2004, Educational Facilities VRD RB (LOC-Wachovia
      Bank, N.A.) (a)(b)                                                               1.50%   06/01/29      4,210       4,210,000
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Capital Facilities Finance Agency (The Fayetteville
      State University Housing Foundation, LLC); Series 2001, Student Housing
      Facilities VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)                               1.50%   11/01/33     12,605      12,605,000
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Capital Facilities Finance Agency (The O'Neal
      School); Series 2007, Educational Facilities VRD RB (LOC-Wachovia Bank,
      N.A.) (a)(b)                                                                     1.52%   09/01/29      2,500       2,500,000
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Capital Facilities Finance Agency (The Summit School,
      Inc.); Series 2008, Educational Facilities VRD RB (LOC-Branch Banking &
      Trust Co.) (a)(b)                                                                1.61%   06/01/33      5,200       5,200,000
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Capital Facilities Finance Agency (the UNCP
      University Foundation, LLC); Series 2001 A, Student Housing VRD RB
      (LOC-Wachovia Bank, N.A.) (a)(b)                                                 1.50%   07/01/31      7,845       7,845,000
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Capital Facilities Finance Agency (Triangle Aquatic
      Center); Series 2006, VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)                    1.52%   08/01/28      5,300       5,300,000
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Capital Facilities Finance Agency (Trinity Episcopal
      School); Series 2003, Educational Facilities VRD RB (LOC-Wachovia Bank,
      N.A.) (a)(b)                                                                     1.52%   09/01/24      2,540       2,540,000
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Capital Facilities Finance Agency (Union Academy);
      Series 2007, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)      1.53%   12/01/29      6,175       6,175,000
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb
      University); Series 1997, VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)(e)             1.50%   07/01/17      3,260       3,260,000
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Medical Care Commission (Angel Medical Center);
      Series 2007, Health Care Facilities VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)      1.50%   04/01/31      1,300       1,300,000
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Medical Care Commission (Carolina Village); Series
      2008 B, Retirement Facilities First Mortgage VRD RB (LOC-Wells Fargo Bank,
      N.A.) (a)(b)                                                                     1.52%   10/01/14      4,000       4,000,000
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Medical Care Commission (Deerfield Episcopal
      Retirement Community); Series 2004 C, Ref. Health Care Facilities 1st
      Mortgage VRD RB (LOC-Wells Fargo Bank N.A.) (a)(b)                               1.61%   11/01/27      7,450       7,450,000
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Medical Care Commission (Lutheran Services for the
      Aging); Series 1998, Health Care Facility VRD RB (LOC-Branch Banking & Trust
      Co.) (a)(b)                                                                      1.63%   03/01/28      3,880       3,880,000
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Medical Care Commission (Person Memorial Hospital);
      Series 2005, Health Care Facilities VRD RB (LOC-Branch Banking & Trust Co.)
      (a)(b)                                                                           1.61%   01/01/35     14,005      14,005,000
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE      (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--(CONTINUED)

   North Carolina (State of) Medical Care Commission (The Presbyterian Home at
      Charlotte, Inc.); Series 2001, Health Care Facilities VRD RB (LOC-Wachovia
      Bank, N.A.) (a)(b)                                                               1.48%   08/01/24  $   2,575  $    2,575,000
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Medical Care Commission (Westcare Health System
      Obligated Group); Series 2002 A, Hospital VRD RB (LOC-Branch Banking & Trust
      Co.) (a)(b)                                                                      1.61%   09/01/22      9,400       9,400,000
==================================================================================================================================
                                                                                                                       124,185,000
==================================================================================================================================

NORTH DAKOTA--0.06%

   Fargo (City of) (Case Oil Co.); Series 1984, Commercial Development VRD RB
      (LOC-U.S. Bank N.A.) (a)(b)                                                      1.70%   12/01/14      2,240       2,240,000
==================================================================================================================================

OHIO--2.31%

   ABN AMRO Munitops Ctfs. Trust (Olentangy Local School District); Series
      2006-04, Unlimited Tax VRD GO Ctfs. (b)(d)(e)                                    1.60%   06/01/14      2,865       2,865,000
----------------------------------------------------------------------------------------------------------------------------------
   Allen (County of) (Catholic Healthcare Partners); Series 2008 C, Hospital
      Facilities VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)                               1.70%   10/01/31      2,640       2,640,000
----------------------------------------------------------------------------------------------------------------------------------
   Barberton (City of) School District; Series 1998, School Improvement Unlimited
      Tax GO (f)(g)(h)                                                                 5.13%   11/01/08      2,000       2,039,233
----------------------------------------------------------------------------------------------------------------------------------
   Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series
      2003 B, Commercial Paper                                                         2.00%   07/09/08     11,000      11,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Franklin (County of) (The Chelsea at First Community Village); Series 2005,
      Ref. & Improvement Health Care Facilities VRD RB (LOC-KBC Bank N.V.)
      (a)(b)(c)                                                                        1.61%   03/01/36      5,000       5,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Hamilton (County of) (Drake Center, Inc.); Series 1999 A, Hospital Facilities
      VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                                              1.55%   06/01/19      5,700       5,700,000
----------------------------------------------------------------------------------------------------------------------------------
   Hamilton (County of) (St. Xavier High School); Series 2003, Economic
      Development VRD RB (LOC-Fifth Third Bank) (a)(b)                                 1.55%   04/01/28      1,100       1,100,000
----------------------------------------------------------------------------------------------------------------------------------
   Lake (County of) (Lake Hospital System, Inc.); Series 2002, Hospital Facilities
      VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                    1.70%   12/01/32     17,245      17,245,000
----------------------------------------------------------------------------------------------------------------------------------
   Lucas (County of) (The Toledo Zoological Society); Series 2002, Facilities
      Improvement VRD RB (LOC-Fifth Third Bank) (a)(b)                                 1.59%   10/01/21      7,010       7,010,000
----------------------------------------------------------------------------------------------------------------------------------
   Marion (County of) (Pooled Lease Program); Series 1990, Hospital Improvement
      VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                    1.60%   08/01/20      1,310       1,310,000
----------------------------------------------------------------------------------------------------------------------------------
   Ohio (State of) Economic Development (YMCA of Greater Cincinnati); Series 2001,
      VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                    1.75%   11/01/21      4,210       4,210,000
----------------------------------------------------------------------------------------------------------------------------------
   Ohio State University (General Receipts); Series 2003, Sub. RB (INS-Financial
      Security Assurance Inc.) (i)                                                     5.00%   12/01/08      1,000       1,011,493
----------------------------------------------------------------------------------------------------------------------------------
   Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A,
      Ref. Health Care Facilities Taxable Convertible VRD RB (LOC-JPMorgan Chase
      Bank, N.A.) (a)(b)                                                               1.53%   11/01/27     13,625      13,625,000
----------------------------------------------------------------------------------------------------------------------------------
   Toledo (City of) & Lucas (County of) Port Authority (The Toledo Museum of Art);
      Series 1999, Multi-Modal Cultural Facilities VRD RB (LOC-Fifth Third Bank)
      (a)(b)                                                                           1.60%   09/01/19      4,605       4,605,000
----------------------------------------------------------------------------------------------------------------------------------
   Toledo (City of); Series 2006, City Services Special Assessment Notes
      (LOC-State Street Bank & Trust Co.) (a)(b)                                       1.55%   12/01/08      1,000       1,000,000
==================================================================================================================================
                                                                                                                        80,360,726
==================================================================================================================================

OKLAHOMA--3.39%

   Oklahoma (County of) Finance Authority (Oxford Oaks, Watersedge & Gardens at
      Reding Apartments); Series 2000, Ref. MFH VRD RB (CEP-Federal National
      Mortgage Association) (b)                                                        1.56%   07/15/30     20,857      20,857,000
----------------------------------------------------------------------------------------------------------------------------------
   Oklahoma (State of) Development Finance Authority (Capitol Dome); Series 2001,
      VRD RB (LOC-Bank of America, N.A.) (a)(b)                                        1.65%   06/01/11      1,360       1,360,000
----------------------------------------------------------------------------------------------------------------------------------
   Oklahoma (State of) Development Finance Authority (Inverness Village); Series
      2007 A, Ref. Continuing Care Retirement Community VRD RB (LOC-KBC Bank N.V.)
      (a)(b)(c)                                                                        1.54%   01/01/42     16,000      16,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Oklahoma (State of) Turnpike Authority; Series 2006 F, Ref. Second Sr. VRD RB
      (b)                                                                              1.55%   01/01/28     22,500      22,500,000
----------------------------------------------------------------------------------------------------------------------------------
   Oklahoma (State of) Water Resources Board;
      Series 1994 A, State Loan Program VRD RB (b)(g)                                  1.75%   09/01/23     14,455      14,455,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 1995, State Loan Program VRD RB (b)                                       1.80%   09/01/24      4,680       4,680,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 1997, State Loan Program VRD RB (b)                                       1.80%   09/01/26      4,135       4,135,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2003A, State Loan Program VRD RB (b)(g)                                   1.88%   10/01/36      6,750       6,750,000
----------------------------------------------------------------------------------------------------------------------------------
   Tulsa (County of) Industrial Authority; Series 2003 A, Capital Improvement VRD
      RB (b)                                                                           2.00%   05/15/17     27,000      27,000,000
==================================================================================================================================
                                                                                                                       117,737,000
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE      (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
OREGON--0.49%

   Oregon (State of); Series 2008 A, Full Faith & Credit Unlimited Tax TAN GO          3.00%   06/30/09  $  10,000  $   10,127,400
----------------------------------------------------------------------------------------------------------------------------------
   Yamhill (County of) Hospital Authority (Friendsview Retirement Community);
      Series 2007, Ref. VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                            2.40%   12/01/34      6,750       6,750,000
==================================================================================================================================
                                                                                                                        16,877,400
==================================================================================================================================

PENNSYLVANIA--5.32%

   Allegheny (County of) Hospital Development Authority (The Children's Home of
      Pittsburgh); Series 2006 B, VRD RB (LOC-PNC Bank, N.A.) (a)(b)                   1.54%   06/01/35      3,100       3,100,000
----------------------------------------------------------------------------------------------------------------------------------
   Allegheny (County of) Hospital Development Authority (UPMC Senior Communities,
      Inc.); Series 2003, VRD RB (CEP-Federal National Mortgage Association) (b)       1.55%   07/15/28      1,700       1,700,000
----------------------------------------------------------------------------------------------------------------------------------
   Berks (County of) Industrial Development Authority (CHF-Kutztown, LLC Project
      Servicing Kutztown University of Pennsylvania); Series 2007 A, Student
      Housing VRD RB (LOC-Citibank N.A.) (a)(b)                                        1.58%   07/01/37     10,075      10,075,000
----------------------------------------------------------------------------------------------------------------------------------
   Bethlehem (City of) Area School District; Series 2007, Unlimited Tax VRD GO
      (INS-Financial Security Assurance Inc.) (b)(i)                                   1.70%   01/01/32     19,000      19,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Butler (County of) General Authority (Mars Area School District); Series 2006,
      Ref. VRD RB (INS-Financial Security Assurance Inc.) (b)(i)                       1.52%   09/01/19      4,925       4,925,000
----------------------------------------------------------------------------------------------------------------------------------
   Butler (County of) General Authority (New Castle Area School District); Series
      2008, Ref. VRD RB (INS-Financial Security Assurance Inc.) (b)(i)                 1.70%   03/01/29      9,695       9,695,000
----------------------------------------------------------------------------------------------------------------------------------
   Chartiers Valley (Community of) Industrial & Commercial Development Authority
      (Asbury Villas); Series 2000 B, VRD IDR (LOC-Fifth Third Bank) (a)(b)            1.59%   12/01/30      8,950       8,950,000
----------------------------------------------------------------------------------------------------------------------------------
   Chester (County of) Industrial Development Authority (Archdiocese of
      Philadelphia); Series 2001, VRD IDR (LOC-Wachovia Bank, N.A.) (a)(b)             1.65%   07/01/31      3,990       3,990,000
----------------------------------------------------------------------------------------------------------------------------------
   Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated
      Group); Series 2008, VRD RB (LOC-KBC Bank, N.V.) (a)(b)(c)                       1.53%   01/01/43      6,000       6,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Dauphin (County of) General Authority (School District Pooled Financing Program);
      Series 1986 Subseries W, VRD RB (INS-Financial Security Assurance Inc.)
      (b)(i)                                                                           1.70%   06/01/26      2,875       2,875,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 1986, Subseries V, VRD RB (INS-Financial Security Assurance Inc.)
      (b)(i)                                                                           1.70%   06/01/26      9,000       9,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Delaware (County of) Authority (Dunwoody Village); Series 2006, VRD RB (LOC-RBS
      Citizens, N.A.) (a)(b)                                                           1.50%   04/01/30      2,000       2,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Delaware (County of) Industrial Development Authority (The Agnes Irwin School);
      Series 2003, Educational Facilities VRD IDR (LOC-RBS Citizens, N.A.) (a)(b)      1.70%   10/01/33      2,000       2,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Emmaus (City of) General Authority; Series 2000 A, Pennsylvania Loan Program
      VRD RB (INS-Financial Security Assurance Inc.) (b)(i)                            1.70%   03/01/30      3,660       3,660,000
----------------------------------------------------------------------------------------------------------------------------------
   Harrisburg (City of) Authority (The School District of the City of Harrisburg);
      Series 2006, School VRD RB (INS-Financial Security Assurance Inc.) (b)(i)        1.70%   12/01/31      3,000       3,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Harrisburg (City of) Authority; Series 2002 B, Ref. Water VRD RB (INS-Financial
      Security Assurance Inc.) (b)(i)                                                  1.70%   07/15/17      3,335       3,335,000
----------------------------------------------------------------------------------------------------------------------------------
   Hazleton (City of) Area Industrial Development Authority (MMI Preparatory
      School); Series 1999, VRD IDR (LOC-PNC Bank, N.A.) (a)(b)(e)                     1.54%   10/01/24      3,685       3,685,000
----------------------------------------------------------------------------------------------------------------------------------
   Lancaster (County of) Convention Center Authority; Series 2007, Hotel Room
      Rental Tax VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)                               1.48%   03/01/47      1,680       1,680,000
----------------------------------------------------------------------------------------------------------------------------------
   Lancaster (County of) Hospital Authority (Masonic Homes); Series 2008 B, Health
      Center VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)                                   2.10%   05/01/32      4,300       4,300,000
----------------------------------------------------------------------------------------------------------------------------------
   Luzerne (County of) Convention Center Authority; Series 1998 A, Hotel Room
      Rental Tax VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)                               1.50%   09/01/28      2,015       2,015,000
----------------------------------------------------------------------------------------------------------------------------------
   Luzerne (County of) Industrial Development Authority (Methodist Homes for the
      Aging of the Wyoming Conference); Series 2003, VRD IDR (LOC-Bank of New York
      Mellon) (a)(b)                                                                   1.60%   02/01/29      2,900       2,900,000
----------------------------------------------------------------------------------------------------------------------------------
   Montgomery (County of) Industrial Development Authority (Abington Friends
      School); Series 2002, VRD IDR (LOC-Wachovia Bank, N.A.) (a)(b)                   1.52%   06/01/27      2,605       2,605,000
----------------------------------------------------------------------------------------------------------------------------------
   Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series
      2001 A, MFH VRD RB (CEP-Federal National Mortgage Association) (b)               1.80%   08/15/31      1,300       1,300,000
----------------------------------------------------------------------------------------------------------------------------------
   Nazareth (City of) Area School District; Series 2007, Limited Tax VRD GO
      (INS-Financial Security Assurance Inc.) (b)(i)                                   1.58%   02/01/31      5,000       5,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Parkland (City of) School District; Series 2005, Unlimited Tax VRD GO
      (INS-Financial Security Assurance Inc.) (b)(i)                                   1.70%   06/01/22      9,245       9,245,000
----------------------------------------------------------------------------------------------------------------------------------
   Pennsylvania (State of) Higher Educational Facilities Authority (Association of
      Independent Colleges & Universities of Pennsylvania Financing Program);
      Series 1998 C3-Mount Aloysius College, VRD RB (LOC-PNC Bank, N.A.) (a)(b)        1.72%   11/01/18      1,100       1,100,000
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE      (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--(CONTINUED)

   Pennsylvania (State of) Higher Educational Facilities Authority (Washington &
      Jefferson Development Corp.); Series 2005 A, Student Housing VRD RB
      (LOC-UniCredito Italiano S.p.A.) (a)(b)(c)                                       1.57%   11/01/36  $   2,900  $    2,900,000
----------------------------------------------------------------------------------------------------------------------------------
   Philadelphia (City of) Industrial Development Authority (Pennsylvania School
      for the Deaf); Series 2002, VRD IDR (LOC-RBS Citizens N.A.) (a)(b)               1.60%   11/01/32      1,600       1,600,000
----------------------------------------------------------------------------------------------------------------------------------
   Scranton (City of) & Lackawanna (County of) Health & Welfare Authority (The
      Community Medical Center); Series 2002, Hospital VRD RB (LOC-PNC Bank, N.A.)
      (a)(b)                                                                           1.54%   07/01/32      8,000       8,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Shippensburg (Borough of) Authority (Bethlehem Area School District); Series
      2007, VRD RB (INS-Financial Security Assurance Inc.) (b)(i)                      1.70%   07/01/31     20,400      20,400,000
----------------------------------------------------------------------------------------------------------------------------------
   Somerset (County of) Hospital Authority (Somerset Community Hospital); Series
      2007 A, VRD RB (LOC-PNC Bank, N.A.) (a)(b)                                       1.54%   03/01/17      5,890       5,890,000
----------------------------------------------------------------------------------------------------------------------------------
   Upper St. Clair (Township of); Series 2008, Unlimited Tax VRD GO (INS-Financial
      Security Assurance Inc.) (b)(i)                                                  1.70%   06/01/38      6,460       6,460,000
----------------------------------------------------------------------------------------------------------------------------------
   Washington (County of) Hospital Authority (The Washington Hospital); Series
      2007 A, VRD RB (LOC-Wachovia Bank N.A.) (a)(b)                                   3.80%   07/01/37      7,000       7,000,000
----------------------------------------------------------------------------------------------------------------------------------
   York (City of) General Authority (Harrisburg Parking Authority); Series 1996 C,
      Pooled Financing VRD RB (INS-Financial Security Assurance Inc.) (b)(i)           1.50%   09/01/26      5,330       5,330,000
==================================================================================================================================
                                                                                                                       184,715,000
==================================================================================================================================

RHODE ISLAND--0.17%

   Rhode Island (State of) Health & Educational Building Corp. (South County
      Hospital Healthcare System Issue); Series 2003 B, Ref. Hospital Financing
      VRD RB (LOC-RBS Citizens, N.A.) (a)(b)                                           1.45%   09/15/33      5,800       5,800,000
==================================================================================================================================

SOUTH CAROLINA--1.66%

   Reset Option Ctfs. Trust II-R (South Carolina (State of) Public Service
      Authority);
      Series 10090, VRD RB (b)(d)(e)                                                   1.58%   01/01/22      8,925       8,925,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 12304, VRD RB (b)(d)(e)                                                   1.62%   01/01/39      5,000       5,000,000
----------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Educational Facilities Authority for Private
      Non-Profit Institutions of Higher Learning (Morris College); Series 1997,
      VRD RB (LOC-Bank of America, N.A.) (a)(b)(e)                                     1.60%   07/01/17      1,250       1,250,000
----------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Educational Facilities Authority for Private
      Non-Profit Institutions of Higher Learning (Newberry College); Series 2005,
      VRD RB (LOC-Branch Banking & Trust Co.) (a)(b)                                   1.61%   09/01/35      1,490       1,490,000
----------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Housing Finance and Development Authority (Runaway
      Bay Apartments); Series 2005, Ref. MFH Rental VRD RB (CEP-Federal National
      Mortgage Association) (b)                                                        1.65%   11/15/35      5,565       5,565,000
----------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority (Carolina
      Children's Home); Series 2003, VRD RB (LOC-Branch Banking & Trust Co.)
      (a)(b)                                                                           1.61%   03/01/23      1,300       1,300,000
----------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority (Medical
      University Facilities Corp.); Series 2003, VRD RB (LOC-Wachovia Bank, N.A.)
      (a)(b)                                                                           1.50%   01/01/13      2,900       2,900,000
----------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority (Presbyterian
      Home of South Carolina); Series 2003 A, VRD RB (LOC-Wachovia Bank, N.A.)
      (a)(b)                                                                           1.52%   04/01/20      4,170       4,170,000
----------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority (WUREF
      Development, LLC); Series 2002 A, VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)        1.50%   07/01/33     10,290      10,290,000
----------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Transportation Infrastructure Bank;
      Series 2003 B-1, Ref. VRD RB (LOC-Bank of America, N.A.) (a)(b)                  1.55%   10/01/31      6,650       6,650,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2003 B-2, Ref. VRD RB (LOC-Branch Banking & Trust Co.) (a)(b)             1.63%   10/01/31     10,000      10,000,000
==================================================================================================================================
                                                                                                                        57,540,000
==================================================================================================================================

TENNESSEE--4.36%

   Chattanooga (City of) Health, Educational & Housing Facility Board (Windridge
      Apartments); Series 2003 A, Ref. MFH VRD RB (CEP-Federal National Mortgage
      Association) (b)                                                                 1.55%   05/15/33      2,875       2,875,000
----------------------------------------------------------------------------------------------------------------------------------
   Chattanooga (City of) Health, Educational, & Housing Facility Board (The Baylor
      School); Series 2003, VRD RB (LOC-SunTrust Bank) (a)(b)                          1.53%   01/01/23      3,000       3,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Clarksville (City of) Public Building Authority (Tennessee Municipal Bond
      Fund); Series 2008, Pooled Financing VRD RB (LOC-Bank of America, N.A.)
      (a)(b)                                                                           2.50%   02/01/38      4,100       4,100,000
----------------------------------------------------------------------------------------------------------------------------------
   Cookeville (City of) Regional Medical Center Authority; Series 2006, VRD RB
      (LOC-Regions Bank) (a)(b)(e)                                                     1.55%   03/01/36     32,790      32,790,000
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY   AMOUNT
                                                                                       RATE      DATE      (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--(CONTINUED)

   Jackson (City of) Health, Educational & Housing Facility Board (Post House
      Jackson Apartments); Series 2002, Ref. MFH VRD RB (CEP-Federal National
      Mortgage Association) (b)                                                        1.55%   10/15/32  $   3,420  $    3,420,000
----------------------------------------------------------------------------------------------------------------------------------
   Knox (County of) Industrial Development Board (Cherokee Health Systems); Series
      2006, VRD IDR (LOC-Regions Bank) (a)(b)                                          1.55%   06/01/26      6,110       6,110,000
----------------------------------------------------------------------------------------------------------------------------------
   McMinn (County of) Industrial Development Board (Tennessee Wesleyan College);
      Series 2006, VRD RB (LOC-Regions Bank) (a)(b)                                    1.57%   11/01/36      4,750       4,750,000
----------------------------------------------------------------------------------------------------------------------------------
   Memphis (City of) & Shelby (County of) Industrial Development Board (UT Medical
      Group, Inc.); Series 1999, VRD IDR (LOC-SunTrust Bank) (a)(b)                    1.57%   03/01/24      4,025       4,025,000
----------------------------------------------------------------------------------------------------------------------------------
   Morristown (City of) Health, Educational and Housing Facilities Board (All
      Saints Episcopal School, Inc.); Series 2001, VRD RB (LOC-SunTrust Bank)
      (a)(b)                                                                           1.58%   08/01/16      1,500       1,500,000
----------------------------------------------------------------------------------------------------------------------------------
   Nashville (City of) & Davidson (County of) Metropolitan Government Industrial
      Development Board (Summit Apartments); Series 2006, Ref. MFH VRD IDR
      (CEP-Federal National Mortgage Association) (b)                                  1.55%   07/15/36      4,200       4,200,000
----------------------------------------------------------------------------------------------------------------------------------
   Nashville (City of) & Davidson (County of) Metropolitan Government Industrial
      Development Board (The Park at Hermitage); Series 2004, Ref. MFH VRD IDR
      (CEP-Federal National Mortgage Association) (b)                                  1.55%   02/15/34      1,945       1,945,000
----------------------------------------------------------------------------------------------------------------------------------
   Reset Option Ctfs. Trust II-R (Chattanooga (City of) Industrial Development
      Board); Series 12021, Lease Rental VRD RB (b)(d)(e)                              1.69%   10/01/27     17,025      17,025,000
----------------------------------------------------------------------------------------------------------------------------------
   Shelby (County of) Health, Educational & Housing Facility Board (Memphis
      College of Art); Series 2003, VRD RB (LOC-Regions Bank) (a)(b)                   1.58%   08/01/23      3,585       3,585,000
----------------------------------------------------------------------------------------------------------------------------------
   Shelby (County of) Health, Educational & Housing Facility Board (Memphis
      University School); Series 2006, VRD RB (LOC-SunTrust Bank) (a)(b)               1.55%   07/01/26      3,645       3,645,000
----------------------------------------------------------------------------------------------------------------------------------
   Shelby (County of) Health, Educational & Housing Facility Board (Southern
      College of Optometry); Series 2001, VRD RB (LOC-Allied Irish Banks PLC)
      (a)(b)(c)                                                                        1.55%   06/01/26      4,900       4,900,000
----------------------------------------------------------------------------------------------------------------------------------
   Shelby (County of) Health, Educational & Housing Facility Board (St. Georges
      Independent School); Series 2007, VRD RB (LOC-Regions Bank) (a)(b)               1.55%   08/01/34     23,620      23,620,000
----------------------------------------------------------------------------------------------------------------------------------
   Shelby (County of) Health, Educational & Housing Facility Board (Trezevant
      Manor); Series 2007 A, VRD RB (LOC-Bank of America, N.A.) (a)(b)                 1.55%   09/01/39      7,225       7,225,000
----------------------------------------------------------------------------------------------------------------------------------
   Shelby (County of) Health, Educational & Housing Facility Board (Wynridge II
      Apartments); Series 2005, Ref. MFH VRD RB (CEP-Federal Home Loan Mortgage
      Corp.) (b)                                                                       1.80%   12/01/30      6,640       6,640,000
----------------------------------------------------------------------------------------------------------------------------------
   Tennessee (State of) School Bond Authority; Series 2007 A, Commercial Paper
      Notes                                                                            1.70%   09/10/08     15,000      15,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Williamson (County of) Industrial Development Board (Currey Ingram Academy);
      Series 2003, Educational Facilities VRD IDR (LOC-SunTrust Bank) (a)(b)           1.85%   04/01/23      1,100       1,100,000
==================================================================================================================================
                                                                                                                       151,455,000
==================================================================================================================================

TEXAS--13.67%

   ABN AMRO Munitops Ctfs. Trust (Duncanville (City of) Independent School
      District); Series 2006-22, Asset 14 Unlimited Tax VRD GO (b)(d)(e)               1.59%   02/15/14     11,000      11,000,000
----------------------------------------------------------------------------------------------------------------------------------
   ABN AMRO Munitops Ctfs. Trust (Eagle Mountain-Saginaw Independent School
      District); Series 2007-11, School Building Unlimited Tax VRD GO (b)(d)(e)        1.59%   08/15/13      7,995       7,995,000
----------------------------------------------------------------------------------------------------------------------------------
   ABN AMRO Munitops Ctfs. Trust (Edinburg (City of) Consolidated Independent
      School District); Series 2005-47, Ref. Unlimited Tax VRD GO (b)(d)(e)            1.59%   02/15/13     10,945      10,945,000
----------------------------------------------------------------------------------------------------------------------------------
   ABN AMRO Munitops Ctfs. Trust (Leander (City of) Independent School District);
      Series 2002-16, Unlimited Tax VRD GO (b)(d)(e)                                   1.59%   08/15/10      5,395       5,395,000
----------------------------------------------------------------------------------------------------------------------------------
   ABN AMRO Munitops II Ctfs. Trust (Houston (City of) Independent School
      District); Series 2007-32, Unlimited Tax VRD GO (b)(d)(e)                        1.59%   02/15/22      9,785       9,785,000
----------------------------------------------------------------------------------------------------------------------------------
   ABN AMRO Munitops II Ctfs. Trust (Marble Falls (City of) Independent School
      District); Series 2007-31, School Building Unlimited Tax VRD GO (b)(d)(e)        1.59%   08/15/14     10,215      10,215,000
----------------------------------------------------------------------------------------------------------------------------------
   Aldine (City of) Independent School District; Series 2003, School Building
      Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) (b)                       2.00%   06/15/28     10,350      10,350,000
----------------------------------------------------------------------------------------------------------------------------------
   Arlington (City of);
      Series 2005 A, Commercial Paper Notes GO                                         0.90%   07/10/08     11,500      11,500,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Commercial Paper Notes GO                                         1.85%   07/10/08      5,000       5,000,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Commercial Paper Notes GO                                         2.30%   07/10/08      2,500       2,500,000
----------------------------------------------------------------------------------------------------------------------------------
   Bell (County of) Health Facilities Development Corp. (Buckner Retirement
      Services, Inc. Obligated Group); Series 1998, Retirement Facility RB
      (f)(g)(h)                                                                        5.00%   11/15/08      1,500       1,529,201
----------------------------------------------------------------------------------------------------------------------------------
   Bexar (County of) Housing Finance Corp. (Mitchell Village Apartments); Series
      2000 A-1, MFH VRD RB (CEP-Federal National Mortgage Association) (b)             1.55%   02/15/30      2,015       2,015,000
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
TEXAS--(CONTINUED)

   Brazoria (County of) Health Facilities Development Corp. (Brazosport Memorial
      Hospital); Series 1999, Hospital VRD RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)                                                                           1.55%   07/01/13  $   7,100  $    7,100,000
----------------------------------------------------------------------------------------------------------------------------------
   Crawford (City of) Education Facilities Corp. (River Oaks Baptist School);
      Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                       1.60%   02/01/24      1,000       1,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Eagle Tax-Exempt Trust (Harris (County of) Toll Road); Series 2002-6012 A, VRD
      COP (b)(d)(e)                                                                    1.63%   08/15/30      1,580       1,580,000
----------------------------------------------------------------------------------------------------------------------------------
   Eagle Tax-Exempt Trust (Houston (City of) Water & Sewer); Series 2002-6019 A,
      VRD COP (b)(d)(e)                                                                1.63%   12/01/30      8,910       8,910,000
----------------------------------------------------------------------------------------------------------------------------------
   Eagle Tax-Exempt Trust (Odessa (City of) & Ector (County of) Waterworks & Sewer
      System); Series 2001-4307 A, Ref. VRD COP RB (b)(d)(e)                           1.63%   11/01/31      2,845       2,845,000
----------------------------------------------------------------------------------------------------------------------------------
   Garland (City of) Industrial Development Authority, Inc. (Carroll Co.); Series
      1984, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(e)                             1.80%   12/01/14      3,200       3,200,000
----------------------------------------------------------------------------------------------------------------------------------
   Gulf Coast Waste Disposal Authority (Armco Inc.); Series 1998, Ref. RB (LOC-PNC
      Bank, N.A.) (a)(b)(e)                                                            1.54%   12/01/08      7,640       7,640,000
----------------------------------------------------------------------------------------------------------------------------------
   Harris (County of) Cultural Education Facilities Finance Corp. (YMCA of the
      Greater Houston Area); Series 2008 D, VRD RB (LOC-Banco Bilbao Vizcaya
      Argentaria, S.A.) (a)(b)(c)                                                      1.70%   06/01/38     25,000      25,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Harris (County of) Health Facilities Development Corp. (Baylor College of
      Medicine); Series 2008 A, Ref. Hospital VRD RB (LOC-Banco Bilbao Vizcaya
      Argentaria, S.A.) (a)(b)(c)                                                      1.50%   11/15/47     13,100      13,100,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 B, Ref. Hospital VRD RB (LOC-Northern Trust Co.) (a)(b)              1.55%   11/15/47      5,000       5,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Harris (County of) Health Facilities Development Corp. (Texas Children's
      Hospital); Series 2008-3, Ref. Hospital VRD RB (b)                               2.10%   10/01/41     25,000      25,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Harris (County of) Industrial Development Corp. (Baytank Houston Inc.); Series
      1998, Ref. VRD RB (LOC-Royal Bank of Canada) (a)(b)(c)                           1.55%   02/01/20      1,200       1,200,000
----------------------------------------------------------------------------------------------------------------------------------
   Harrison (County of) Health Facilities Development Corp. (Marshall Regional
      Medical Center); Series 2006, Hospital VRD RB (LOC-Regions Bank) (a)(b)          1.55%   04/01/26      9,328       9,328,000
----------------------------------------------------------------------------------------------------------------------------------
   Hockley (County of) Industrial Development Corp. (AMOCO);
      Series 1983, VRD PCR (b)(c)                                                      1.75%   03/01/14     30,000      30,000,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 1985, VRD PCR (b)(c)                                                      2.00%   11/01/19      9,000       9,000,000
----------------------------------------------------------------------------------------------------------------------------------
   JPMorgan PUTTERs (Alamo Heights (City of) Independent School District); Series
      2005-980, Unlimited Tax VRD GO (b)(d)(e)                                         1.63%   02/01/12      1,715       1,715,000
----------------------------------------------------------------------------------------------------------------------------------
   JPMorgan PUTTERs (Bexar (County of)); Series 2004-530, Limited Tax VRD GO
      (b)(d)(e)                                                                        1.63%   06/15/12      4,550       4,550,000
----------------------------------------------------------------------------------------------------------------------------------
   JPMorgan PUTTERs (Nueces River Authority); Series 2006-1412, VRD RB (b)(d)(e)       1.63%   07/15/13      1,945       1,945,000
----------------------------------------------------------------------------------------------------------------------------------
   JPMorgan PUTTERs (San Antonio (City of) Electric & Gas Systems); Series
      2008-2503, Ref. VRD RB (b)(d)(e)                                                 1.60%   02/01/15      3,700       3,700,000
----------------------------------------------------------------------------------------------------------------------------------
   JPMorgan PUTTERs (Texas (State of) Transportation Commission); Series
      2008-2481, Unlimited Tax Mobility Fund VRD GO (b)(d)(e)                          1.60%   04/01/15      2,200       2,200,000
----------------------------------------------------------------------------------------------------------------------------------
   Mesquite (City of) Independent School District; Series 2003 A, School Building
      Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) (b)                       1.60%   08/01/29      5,810       5,810,000
----------------------------------------------------------------------------------------------------------------------------------
   Morgan Stanley & Co. Inc. Trust Floater Ctfs. (North East Independent School
      District); Series 2006-1668, Ref. Unlimited Tax VRD GO (b)(d)(e)                 1.59%   02/01/27     14,795      14,795,000
----------------------------------------------------------------------------------------------------------------------------------
   Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Texas (State of) Transportation
      Commission State Highway Fund); Series 2006-2033, First Tier VRD RB
      (b)(d)(e)                                                                        1.55%   04/01/16     17,562      17,561,500
----------------------------------------------------------------------------------------------------------------------------------
   Northside Independent School District; Series 2006 A, Ref. Unlimited Tax VRD GO
      (CEP-Texas Permanent School Fund) (b)                                            3.75%   08/01/33      5,000       5,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Northwest Independent School District; Series 2006, School Building Unlimited
      Tax VRD GO (CEP-Texas Permanent School Fund) (b)                                 1.60%   02/15/31      7,145       7,145,000
----------------------------------------------------------------------------------------------------------------------------------
   Red River Educational Finance Corp. (The Parish Day School of the Episcopal
      Church of the Transfiguration); Series 2001 A, VRD RB (LOC-Allied Irish
      Banks PLC) (a)(b)(c)                                                             1.60%   12/01/31      2,470       2,470,000
----------------------------------------------------------------------------------------------------------------------------------
   Reset Option Ctfs. Trust II-R (Dallas (City of) Waterworks & Sewer System);
      Series 12044, Ref. & Improvement VRD RB (b)(d)(e)                                1.61%   10/01/35     22,290      22,290,000
----------------------------------------------------------------------------------------------------------------------------------
   Reset Option Ctfs. Trust II-R (Houston (City of) Airport System); Series 12022,
      Sub.-Lien VRD RB (b)(d)(e)                                                       1.61%   07/01/28     13,520      13,520,000
----------------------------------------------------------------------------------------------------------------------------------
   Richardson (City of) Independent School District; Series 2008, School Building
      Unlimited Tax GO                                                                 4.00%   02/15/09      6,780       6,859,121
----------------------------------------------------------------------------------------------------------------------------------
   San Antonio (City of) Higher Educational Facilities Corp. (Trinity University);
      Series 2002, Ref. VRD RB (b)                                                     1.70%   06/01/33      7,800       7,800,000
----------------------------------------------------------------------------------------------------------------------------------
   San Antonio (City of) Independent School District; Series 1997, School Building
      Unlimited Tax GO (f)(g)(h)                                                       5.00%   08/15/08      1,000       1,002,910
----------------------------------------------------------------------------------------------------------------------------------
   San Antonio (City of); Series 2006, Limited Tax GO                                  4.00%   02/01/09        965         975,289
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
TEXAS--(CONTINUED)

   San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater
      Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)                                                                           1.80%   04/01/26  $   3,815  $    3,815,000
----------------------------------------------------------------------------------------------------------------------------------
   Tarrant (County of) Health Facilities Development Corp. (Adventist Health
      System/Sunbelt Obligated Group); Series 1998, Hospital RB (f)(g)(h)              5.38%   11/15/08      7,805       7,978,407
----------------------------------------------------------------------------------------------------------------------------------
   Texas (State of) Department of Housing and Community Affairs (NHP
      Foundation-Asmara Affordable Housing Inc.); Series 2003, Ref. MFH VRD RB
      (CEP-Federal Home Loan Mortgage Corp.) (b)                                       1.55%   07/01/33      6,180       6,180,000
----------------------------------------------------------------------------------------------------------------------------------
   Texas (State of) Public Finance Authority; Series 2002 A, Commercial Paper
      Notes GO                                                                         1.70%   12/04/08      6,500       6,500,000
----------------------------------------------------------------------------------------------------------------------------------
   Texas (State of); Series 2007, Limited Tax TRAN                                     4.50%   08/28/08      5,000       5,009,932
----------------------------------------------------------------------------------------------------------------------------------
   Texas A&M University System Board of Regents; Series 1999, Financing System RB
      (f)(g)(h)                                                                        5.55%   05/15/09      7,600       7,833,516
----------------------------------------------------------------------------------------------------------------------------------
   University of Texas Board of Regents (Permanent University Fund); Series 2006
      A, Ref. RB                                                                       5.00%   07/01/08     10,680      10,680,000
----------------------------------------------------------------------------------------------------------------------------------
   University of Texas Board of Regents (Revenue Financing System);
      Series 2000 A, Commercial Paper Notes                                            1.60%   09/03/08     20,400      20,400,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Commercial Paper Notes                                            2.00%   07/02/08     10,000      10,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Upper Trinity Regional Water District (Regional Treated Water Supply System);
      Series 2008 A, Commercial Paper RN (LOC-Bank of America, N.A.) (a)               1.45%   07/08/08      3,800       3,800,000
----------------------------------------------------------------------------------------------------------------------------------
   Wachovia MERLOTs (Harris (County of) Toll Road); Series 2003-B16, Ref. Sr. Lien
      VRD RB (b)(d)(e)                                                                 1.76%   08/15/25     16,000      16,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Wachovia MERLOTs (University of Texas Board of Regents);
      Series 2003-B14, VRD RB (b)(d)(e)                                                1.61%   08/15/22      7,955       7,955,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007-C82, Ref. VRD RB (Acquired 09/05/07; Cost $10,685,000)
     (b)(d)(e)(j)                                                                      2.30%   07/01/21     10,685      10,685,000
==================================================================================================================================
                                                                                                                       474,307,876
==================================================================================================================================

UTAH--0.33%

   Duchesne School District Municipal Building Authority; Series 2005, Lease VRD
      RB (LOC-U.S. Bank, N.A.) (a)(b)                                                  1.60%   06/01/21        900         900,000
----------------------------------------------------------------------------------------------------------------------------------
   Sanpete (County of) School Facility (Wasatch Academy); Series 2003, Multi-Mode
      VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                                              1.60%   08/01/28        800         800,000
----------------------------------------------------------------------------------------------------------------------------------
   University of Utah Board of Regents; Series 1998, Hospital RB (f)(g)(h)             5.25%   08/01/08      2,570       2,598,812
----------------------------------------------------------------------------------------------------------------------------------
   Utah (State of); Series 1998 A, Unlimited Tax GO (f)(g)(h)                          5.00%   07/01/08      7,325       7,325,000
==================================================================================================================================
                                                                                                                        11,623,812
==================================================================================================================================

VERMONT--0.31%

   Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series
      1999 B, Mortgage RB (f)(g)(h)                                                    6.75%   03/01/09      5,720       5,983,439
----------------------------------------------------------------------------------------------------------------------------------
   Vermont (State of) Educational & Health Buildings Financing Agency (The
      Brattleboro Retreat); Series 2007 A, VRD RB (LOC-Toronto Dominion Bank)
      (a)(b)(c)                                                                        1.52%   01/01/22      1,450       1,450,000
----------------------------------------------------------------------------------------------------------------------------------
   Vermont (State of) Industrial Development Authority (Central Vermont Public
      Service Corp. - East Barnet); Series 1984, Hydroelectric VRD IDR (LOC-RBS
      Citizens N.A.) (a)(b)                                                            1.65%   12/01/13      3,200       3,200,000
==================================================================================================================================
                                                                                                                        10,633,439
==================================================================================================================================

VIRGINIA--1.60%

   Chesapeake Bay Bridge & Tunnel District; Series 2008 A, Ref. General Resolution
      VRD RB (LOC-Branch Banking & Trust Co.) (a)(b)                                   1.61%   05/28/21      6,250       6,250,000
----------------------------------------------------------------------------------------------------------------------------------
   Chesterfield (County of) Health Center Commission (Lucy Corr Village); Series 2008
      B, Residential Care Facility First Mortgage VRD RB (LOC-Branch Banking & Trust
      Co.) (a)(b)                                                                      1.61%   12/01/12      3,200       3,200,000
----------------------------------------------------------------------------------------------------------------------------------
   Fairfax (County of) Industrial Development Authority (Inova Health System);
      Series 2008 C-1, Ref. Health Care VRD IDR (b)                                    1.60%   04/15/35     25,000      25,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Lexington (City of) Industrial Development Authority (V.M.I. Development Board,
      Inc.); Series 2006, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.)
      (a)(b)                                                                           2.10%   12/01/36      1,690       1,690,000
----------------------------------------------------------------------------------------------------------------------------------
   Newport News (City of) Industrial Development Authority (Christopher Newport
      University Foundations); Series 2006, Educational Facilities VRD IDR
      (LOC-Wachovia Bank, N.A.) (a)(b)                                                 1.50%   08/01/36      4,635       4,635,000
----------------------------------------------------------------------------------------------------------------------------------
   Roanoke (City of) Industrial Development Authority (Carilion Health System
      Obligated Group); Series 2005 A-2, Hospital VRD IDR (INS-Financial Security
      Assurance Inc.) (b)(i)                                                           2.10%   07/01/36     14,800      14,800,000
==================================================================================================================================
                                                                                                                        55,575,000
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.99%

   ABN AMRO Munitops Ctfs. Trust (Seattle (City of) Municipal Light & Power);
      Series 2002-12, VRD Ctfs. (b)(d)(e)                                              1.60%   03/01/09  $   9,755  $    9,755,000
----------------------------------------------------------------------------------------------------------------------------------
   JPMorgan PUTTERs (Washington (State of));
      Series 2004-593, Unlimited Tax VRD GO (b)(d)(e)                                  1.63%   07/01/12      3,585       3,585,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008-2480, Unlimited Tax VRD GO (b)(d)(e)                                 1.60%   01/01/16      1,200       1,200,000
----------------------------------------------------------------------------------------------------------------------------------
   King (County of) Economic Enterprise Corp. (Puget Sound Blood Center); Series
      1998, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                                        1.60%   04/01/23      4,200       4,200,000
----------------------------------------------------------------------------------------------------------------------------------
   Lake Tapps Parkway Properties; Series 1999 B, Special VRD RB (LOC-U.S. Bank,
      N.A.) (a)(b)                                                                     1.82%   12/01/19      2,400       2,400,000
----------------------------------------------------------------------------------------------------------------------------------
   Reset Option Ctfs. Trust II-R (Seattle (City of) Water System); Series 11144,
      Ref. VRD RB (b)(d)(e)                                                            1.81%   09/01/33      2,995       2,995,000
----------------------------------------------------------------------------------------------------------------------------------
   Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, Low Income
      Housing Assistance VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                           1.60%   05/01/19      2,485       2,485,000
----------------------------------------------------------------------------------------------------------------------------------
   Seattle (City of); Series 1999, Water System RB (f)(g)(h)                           5.38%   03/01/09     10,000      10,225,477
----------------------------------------------------------------------------------------------------------------------------------
   Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle,
      Inc.); Series 1994, Ref. VRD IDR (b)                                             1.55%   11/01/25      8,000       8,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) Health Care Facilities Authority (National Healthcare,
      Research & Education Finance Corp.); Series 2000, Lease VRD RB (LOC-BNP
      Paribas) (a)(b)(c)                                                               1.55%   01/01/32      2,300       2,300,000
----------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) Health Care Facilities Authority (Swedish Health
      Services); Series 2006, VRD RB (LOC-Citibank, N.A.) (a)(b)(e)                    1.66%   11/15/26     16,551      16,551,000
----------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) Higher Education Facilities Authority (Cornish College of
      the Arts Project); Series 2003 A, VRD RB (LOC-Bank of America, N.A.) (a)(b)      1.60%   12/01/33      1,000       1,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) Housing Finance Commission (Riverview Retirement
      Community); Series 1997, Elderly Housing VRD RB (LOC-U.S. Bank, N.A.) (a)(b)     1.60%   07/01/22      1,760       1,760,000
----------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette);
      Series 1999, Non-Profit VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                      1.60%   08/01/24      2,700       2,700,000
==================================================================================================================================
                                                                                                                        69,156,477
==================================================================================================================================

WEST VIRGINIA--0.08%

   Harrison (County of) County Commission (Fox Grocery Co.); Series 1991, Ref. VRD
      IDR (LOC-Wachovia Bank, N.A.) (a)(b)                                             1.54%   06/01/14      2,780       2,780,000
==================================================================================================================================

WISCONSIN--3.10%

   Mequon-Thiensville (Cities of) School District; Series 2007, TRAN                   4.25%   09/05/08     11,500      11,514,632
----------------------------------------------------------------------------------------------------------------------------------
   Rock (County of); Series 2007, Promissory Notes Unlimited Tax GO                    4.25%   07/10/08      2,500       2,500,266
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Beloit Memorial
      Hospital, Inc.); Series 2006 B, VRD RB (LOC-JPMorgan Chase Bank, N.A) (a)(b)     2.43%   04/01/36      1,500       1,500,000
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Felician
      Services, Inc.); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)      1.45%   01/01/37      4,535       4,535,000
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Froedtert &
      Community Health, Inc. Obligated Group); Series 2005 C, VRD RB (b)               2.00%   04/01/35     45,500      45,500,000
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Indian
      Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC-JPMorgan
      Chase Bank, N.A.) (a)(b)                                                         1.55%   12/01/36      5,000       5,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital,
      Inc.);
      Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                               2.40%   12/01/24      6,000       6,000,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                               2.40%   12/01/26     10,300      10,300,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                               2.40%   12/01/35      7,000       7,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Valley
      Packaging Industries Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank,
      N.A.) (a)(b)                                                                     1.80%   07/01/35        900         900,000
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin
      Lutheran College); Series 2001, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)              2.40%   09/01/31     12,700      12,700,000
==================================================================================================================================
                                                                                                                       107,449,898
==================================================================================================================================
TOTAL INVESTMENTS--97.84%
   (Cost $3,395,616,001) (k)(l)                                                                                      3,395,616,001
==================================================================================================================================
OTHER ASSETS LESS LIABILITIES--2.16%                                                                                    75,017,279
==================================================================================================================================
NET ASSETS--100.00%                                                                                                 $3,470,633,280
                                                                                                                    ______________
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

Investment Abbreviations:

CEP     -- Credit Enhancement Provider
COP     -- Certificates of Participation
Ctfs.   -- Certificates
GO      -- General Obligation Bonds
IDR     -- Industrial Development Revenue Bonds
INS     -- Insurer
LOC     -- Letter of Credit
MERLOTs -- Municipal Exempt Receipts Liquidity Option Tender
MFH     -- Multi-Family Housing
PCR     -- Pollution Control Revenue Bonds
PUTTERs -- Putable Tax-Exempt Receipts
RAC     -- Revenue Anticipation Certificates
RB      -- Revenue Bonds
Ref.    -- Refunding
RN      -- Revenue Notes
Sr.     -- Senior
Sub.    -- Subordinated
TAN     -- Tax Anticipation Notes
TRAN    -- Tax and Revenue Anticipation Notes
Unsec.  -- Unsecured
VRD     -- Variable Rate Demand
Wts.    -- Warrants

Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2008.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%. Countries less than 5%: 9.7%

(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2008 was $627,777,500, which represented 18.09% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(f)  Advance refunded.

(g)  Secured by an escrow fund of U.S. government obligations.

(h) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i) Principal and/or interest payments are secured by the bond insurance company listed.

(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at June 30, 2008 represented 0.31% of the Fund's Net Assets.

(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                                                              Percentage
--------                                                              ----------
Financial Security Assurance Inc.                                        13.0%
JPMorgan Chase Bank, N.A.                                                 7.1
Wachovia Bank, N.A.                                                       6.3
Regions Bank                                                              5.3
Bank of America, N.A.                                                     5.2

(l)  Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

TAX-FREE CASH RESERVE PORTFOLIO

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS -- The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

          Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

          There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

TAX-FREE CASH RESERVE PORTFOLIO

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 -- Quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
-----------                                                       --------------
Level 1                                                           $           --
Level 2                                                            3,395,616,001
Level 3                                                                       --
                                                                  ==============
                                                                  $3,395,616,001
                                                                  ==============

Item 2. Controls and Procedures.

     (a) As of June 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust


By: /s/ Karen Dunn Kelley
    --------------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: August 29, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Karen Dunn Kelley
    --------------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: August 29, 2008


By: /s/ Sidney M. Dilgren
    --------------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: August 29, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.